[LOGO]                                         CREDIT  |  ASSET
                                               SUISSE  |  MANAGEMENT


                                     ANNUAL
                                     REPORT
                                October 31, 1999

                                 WARBURG PINCUS
                                  BALANCED FUND

                                       o

                                 WARBURG PINCUS
                              GROWTH & INCOME FUND

                                       o

                                 WARBURG PINCUS
                            CAPITAL APPRECIATION FUND

                                       o

                                 WARBURG PINCUS
                              HEALTH SCIENCES FUND


More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG(800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, 466 Lexington Avenue, New York, NY 10017. Telephone: 800-927-2874. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

From time to time, the Funds' investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the Funds' management are as of the date of the letters and portfolio holdings described in this document are as of October 31, 1999; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM LLC") or any affiliate, are not FDIC insured and are not guaranteed by CSAM LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Warburg Pincus Balanced Fund
Annual Investment Adviser's Report -- October 31, 1999
--------------------------------------------------------------------------------

                                                                December 9, 1999

Dear Shareholder:

     For the 12 months ended October 31, 1999, the Common Class shares of Warburg Pincus Balanced Fund had a return of 13.61%, vs. returns of 12.55% for the Lipper Balanced Funds Index, 25.65% for the S&P 500 Index and 0.98% for the Lehman Brothers Intermediate Government/Corporate Bond Index. Note: Effective June 16, 1999, Brian S. Posner no longer serves as Co-Portfolio Manager of the Fund. Scott T. Lewis, M. Anthony E. van Daalen and Charles Van Vleet continue to serve as Co-Portfolio Managers.

Manager Commentary

     The reporting period was, in general, a strong one for stocks and a lackluster one for bonds, reflecting investors' vastly increased tolerance for risk against an improving global economic and financial backdrop. This sentiment supported stocks broadly, with most major domestic equity indexes posting impressive gains for the period (growth-oriented stocks, such as technology stocks, were especially buoyant). Most bond indexes, on the other hand, had slim gains at best (though high-yield bonds performed relatively well), hampered by investors' decreased emphasis on safety and stability. Bonds were also restrained by fears that the Federal Reserve, which raised interest rates in June and August, would take rates yet higher (the Fed in fact raised rates again in November), given the Fed's continued stated concerns over potential inflation. To be sure, inflation and interest-rate worries had an impact on the stock market, in the form of elevated market volatility, especially late in the period.

     Set against this backdrop, the Fund had a solid return in absolute terms, and modestly outperformed its Lipper benchmark. The Fund's performance was consistent with our desire to provide competitive returns while limiting overall portfolio volatility. We maintained an asset allocation of roughly 60% stocks and 40% bonds through the period, a relatively conservative mix but one that we continued to view as appropriate, given our goals.

     With respect to the Fund's equity component, we remained well-diversified in terms of sector and industry, seeing little incentive to aggressively overweight particular areas. We did, however, maintain a modest overweighting in financial-services stocks (including bank stocks), reflecting our generally favorable view of these stocks' valuations and their underlying companies' earnings prospects. Other noteworthy weightings for the fund at the end of the period included the telecommunications and equipment, capital-equipment and energy sectors.

Warburg Pincus Balanced Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

     Our bond holdings continued to consist primarily of high-quality, intermediate-term securities, since we view the Fund's fixed-income component mostly as a provider of income and stability, rather than as a potential source of capital appreciation. We maintained a bias here in favor of mortgage-backed bonds, which we generally deemed to be attractive from a risk-adjusted-yield perspective.

     Going forward, we plan to maintain a relatively conservative asset allocation, barring extraordinary market conditions, while striving to add value to the portfolio via careful stock selection. Our specific equity focus will remain on mid- and large-capitalization stocks that we believe have the best expected returns, based on their earnings prospects and current valuations. Within the Fund's bond component, our emphasis will remain on high-quality, intermediate-term issues that have what we deem to be attractive risk-adjusted yields.


Scott T. Lewis              M. Anthony E. van Daalen       Charles C. Van Vleet
Co-Portfolio Manager        Co-Portfolio Manager           Co-Portfolio Manager

Warburg Pincus Balanced Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

      Growth of $10,000 Invested in Common Class shares of Warburg Pincus
         Balanced Fund from September 30, 1994* as of October 31, 1999

     The graph below illustrates the hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Balanced Fund (the "Fund") from September 30, 1994* to October 31, 1999, compared to the S&P 500 Index,** the Lipper Balanced Funds Index*** and the Lehman Intermediate Government/Corporate Bond Index**** for the same time period. Past performance does not predict future results.

                                [GRAPHIC OMITTED]

          In the printed version of the document, a line graph appears which depicts the following plot points:

                         Fund       S&P 500     Lipper      Lehman
                        -------     -------     ------      -------
            Date        10000       10000       10000       10000
            Oct-94      9842.59     10232.1     10031.1     9998.7
            Nov-94      9824.07     9852.28     9797.38     9953.41
            Dec-94      9840.75     9997.41     9891.53     9988.64
            Jan-95      9884.49     10264.2     10014.5     10157
            Feb-95      10343.7     10658.7     10306.3     10367.6
            Mar-95      10401.6     10974.4     10488.5     10426.9
            Apr-95      10632.7     11305.7     10685.2     10555.6
            May-95      10841.8     11740.9     11027.1     10874.7
            Jun-95      11272.7     12015.7     11222.5     10947.5
            Jul-95      11859       12422.7     11459.8     10949.1
            Aug-95      12301.5     12444.3     11549.1     11048.7
            Sep-95      12446.9     12968.7     11824.9     11128.7
            Oct-95      12158.8     12930.3     11795.1     11252.7
            Nov-95      12724       13486.6     12161.7     11400.6
            Dec-95      12945.8     13748       12353.2     11520.1
            Jan-96      13317.2     14222.6     12576.1     11619.5
            Feb-96      13339.8     14347.8     12582.2     11483.2
            Mar-96      13358.1     14488.2     12629.6     11424.2
            Apr-96      13719.4     14701.4     12713.3     11384
            May-96      14024.3     15079.4     12843.2     11375.5
            Jun-96      13689.2     15136.9     12885.6     11496.3
            Jul-96      13088.6     14469.2     12554.1     11530.4
            Aug-96      13530.5     14774.6     12752.2     11539.5
            Sep-96      13943.5     15604.5     13223.9     11700.3
            Oct-96      14114.3     16034.4     13504.4     11907
            Nov-96      14570       17244.1     14133.8     12064.2
            Dec-96      14613.7     16902.8     13960.5     11987
            Jan-97      14914.6     17957.7     14387.9     12033.6
            Feb-97      14798.9     18098.5     14441.1     12056.6
            Mar-97      14472.6     17357.2     14021.6     11973.5
            Apr-97      14705.1     18391.8     14442.9     12114.2
            May-97      15460.7     19509.5     15034.2     12214.8
            Jun-97      15945.3     20382.4     15523.3     12326.3
            Jul-97      16857.1     22002.2     16406.9     12577.1
            Aug-97      16646.4     20771.6     15886.6     12514
            Sep-97      17555.3     21907.6     16520.2     12659.5
            Oct-97      16863.6     21178       16219       12799.8
            Nov-97      16769.2     22156.5     16515.8     12827.9
            Dec-97      17005.6     22537.6     16760.3     12930.6
            Jan-98      16966.5     22786.4     16879.2     13100
            Feb-98      17731.7     24427.4     17549.4     13090.1
            Mar-98      18118.3     25678.4     18086       13132.2
            Apr-98      18417.2     25936.7     18212.8     13197.9
            May-98      18234.9     25491.9     18028.8     13294.3
            Jun-98      18577.7     26527.4     18361.3     13379.6
            Jul-98      18447.7     26245.7     18146.1     13426.9
            Aug-98      16757.8     22451.6     16582.8     13637.9
            Sep-98      17247.2     23890.1     17298.5     13980.5
            Oct-98      17759.4     25833       17945.7     13966.8
            Nov-98      18365       27398.5     18602.5     13965.7
            Dec-98      18765.4     28976.4     19288.7     14021.8
            Jan-99      19009.3     30187.6     19597.2     14098.8
            Feb-99      18336.4     29249.7     19126       13891.6
            Mar-99      18633.4     30419.7     19598.1     13995.2
            Apr-99      19771.9     31597.5     20239.9     14038.2
            May-99      19944       30851.5     19927.8     13930.2
            Jun-99      20657.9     32563.8     20478.8     13939.8
            Jul-99      20253.1     31547.8     20095.9     13927.3
            Aug-99      19963.4     31389.1     19884.9     13937.9
            Sep-99      19801.7     30529       19630.3     14067.5
            Oct-99      20179.9     32461.5     20199.6     14103.8

                                                                           Fund
                                                                          ------
1 Year Total Return (9/30/98 to 9/30/99) ...............................  14.80%
3 Year Average Annual Total Return (9/30/96 to 9/30/99) ................  12.40%
Average Annual Total Return (9/30/94* to 9/30/99) ......................  12.64%

----------
* Warburg Pincus Asset Management, Inc. ("WPAM") began to provide advisory services to the Fund in late September 1994. Previous periods during which the Fund was not advised by Warburg are not shown.
** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
*** The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Analytical Services Inc.
**** The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

Warburg Pincus Growth & Income Fund
Annual Investment Adviser's Report -- October 31, 1999
--------------------------------------------------------------------------------

                                                                December 9, 1999

Dear Shareholder:

     For the 12 months ended October 31, 1999 the Common Class shares of Warburg Pincus Growth & Income Fund had a return of 15.77%, vs. a return of 25.65% for the S&P 500 Index. Note: Effective June 16, 1999, Stacy Dutton serves as Co-Portfolio Manager of the Fund. Brian S. Posner, formerly Portfolio Manager, continued to serve as Co-Portfolio Manager through the period, but will be replaced by Scott T. Lewis effective December 31, 1999.

Manager Commentary

     The U.S. stock market saw impressive performance for the 12 months, with almost all major equity indexes advancing significantly. A positive tone was set early on. Most of the world's central banks lowered interest rates late in 1998, stabilizing global financial markets and placing the global economy on surer footing. This encouraged investors to embrace risk, a sentiment that benefited stocks generally and growth stocks (especially aggressive-growth stocks) in particular. Stocks were, however, highly, and increasingly, volatile. The market was also subjected to some dramatic shifts in investor sentiment with respect to "style." For example, economically-sensitive stocks had a strong surge in April, but then surrendered market leadership to growth stocks, partly on worries that rising interest rates could hamper economic growth.

     Against this backdrop, the Fund had positive performance, yet trailed its benchmark. Hindering the Fund's relative return was the market's ultimate preference for growth stocks, as we continued to adhere to a value-based stock-selection approach. That notwithstanding, we believe our efforts to identify undervalued stocks stand to generate attractive longer-term returns in both absolute and relative terms.

     We made few noteworthy changes to the Fund during the period in terms of sector emphasis, remaining broadly diversified. We did, however, increase our exposure to certain economically-sensitive industries, based on our view that the global economy will, in fact, continue to grow, if not accelerate. We significantly increased our exposure to the banking area, reflecting our favorable view of the group's valuations, combined with these companies' improving fundamentals. We added a number of bank stocks, focusing on regional companies whose loan portfolios include commercial as well as residential loans.

     We also raised our weighting in the energy sector. Our noteworthy moves here included adding to our position in integrated multinational oil companies, focusing on those that stand to realize significant costs savings over

Warburg Pincus Growth & Income Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

time. In the oil-services area, our exposure at the end of period consisted of two drilling companies that we believe have good longer-term prospects. In general, fundamentals here are beginning to improve after 18 months of very difficult operating conditions.

     Other notable sector weightings for the Fund continued to include capital equipment, a weighting we raised during the period, focusing on companies with the potential for a significant improvement in cash flows. We also had a noteworthy weighting in the retail sector, where companies are generally benefiting from ongoing improvements in inventory management and where stocks are, on the whole, reasonably priced.

     We modestly lowered our exposure to technology companies during the period, eliminating a few positions based on valuation considerations. Elsewhere, we remained underweighted in the health-care and pharmaceutical sectors, though we added a few drug stocks late in the period, and could increase our overall exposure to health care further during the next few months. Health-care stocks have struggled over the past year, hampered by regulatory uncertainties, and we believe potentially lucrative investment opportunities exist in specific stocks. Our approach to the group will remain highly selective.

     Looking ahead, we believe that there will remain a number of attractive investment opportunities, the U.S. equity market's generally elevated valuations notwithstanding. As ever, we will continue to strive to identify reasonably valued stocks of companies with strong revenue and earnings growth, good free cash flow and improving financial returns.


Brian S. Posner                            Stacy Dutton
Co-Portfolio Manager                       Co-Portfolio Manager

Warburg Pincus Growth & Income Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

       Growth of $10,00 Invested in Common Class shares of Warburg Pincus Growth & Income Fund from December 31, 1991* as of October 31, 1999

     The graph below illustrates the hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Growth & Income Fund (the "Fund") from December 31, 1991* to October 31, 1999, compared to the S&P 500 Index** for the same period. Past performance does not predict future results.

                                [GRAPHIC OMITTED]

          In the printed version of the document, a line graph appears which depicts the following plot points:

                                  Fund            S&P 500
                                 -------          -------
               12/31/91          10000             10000
               Jan-92            9974.42           9825.6
               Feb-92            10264.3           9943.7
               Mar-92            10179             9751.59
               Apr-92            10341.5           10047.8
               May-92            10521.2           10082.2
               Jun-92            10341.5           9932.79
               Jul-92            10607.6           10348.7
               Aug-92            10290.1           10126.1
               Sep-92            10410.2           10243.8
               Oct-92            10427.4           10291.2
               Nov-92            10573.8           10628
               Dec-92            10854.8           10761.2
               Jan-93            11027.6           10862.9
               Feb-93            11364.7           11002.6
               Mar-93            12133.8           11234
               Apr-93            13104.5           10975.1
               May-93            14179.3           11250
               Jun-93            14309.3           11284.8
               Jul-93            14543.8           11251.2
               Aug-93            14526.5           11664.5
               Sep-93            14005.2           11574.7
               Oct-93            14318.7           11825.4
               Nov-93            13822.3           11699.6
               Dec-93            14739.9           11844.1
               Jan-94            15252.1           12255.6
               Feb-94            15855.4           11915.1
               Mar-94            15957.8           11398.1
               Apr-94            15604             11557
               May-94            15786.6           11728
               Jun-94            15352.8           11442.1
               Jul-94            15718.1           11829.5
               Aug-94            16619.9           12301.7
               Sep-94            16597.1           11999.2
               Oct-94            16551.4           12277.7
               Nov-94            15786.6           11821.9
               Dec-94            15857.5           11996
               Jan-95            15950.5           12316.2
               Feb-95            16415.6           12789.5
               Mar-95            16939.9           13168.4
               Apr-95            16986.6           13565.9
               May-95            17418.5           14088.1
               Jun-95            17715.9           14417.9
               Jul-95            18606.4           14906.2
               Aug-95            19215.7           14932.1
               Sep-95            18964.4           15561.4
               Oct-95            18196.9           15515.3
               Nov-95            19365.9           16182.8
               Dec-95            19095.4           16496.4
               Jan-96            20286.5           17065.9
               Feb-96            20150             17216.2
               Mar-96            20313.1           17384.6
               Apr-96            20636.1           17640.5
               May-96            20772.8           18094
               Jun-96            19281.1           18163
               Jul-96            17825.7           17361.8
               Aug-96            18534.8           17728.3
               Sep-96            18281.8           18724.1
               Oct-96            18443.7           19239.9
               Nov-96            19564.5           20691.4
               Dec-96            18867.1           20281.9
               Jan-97            19664.1           21547.7
               Feb-97            19950.5           21716.7
               Mar-97            19202.4           20827.1
               Apr-97            19815             22068.6
               May-97            21190.2           23409.8
               Jun-97            21974.4           24457.1
               Jul-97            23692.7           26400.7
               Aug-97            23128.8           24924.1
               Sep-97            24345.4           26287.2
               Oct-97            23327.8           25411.9
               Nov-97            23943.7           26585.9
               Dec-97            24578.2           27043.2
               Jan-98            24742.8           27341.7
               Feb-98            26398.1           29310.9
               Mar-98            27448.8           30811.9
               Apr-98            27583.3           31121.8
               May-98            27492.2           30588.1
               Jun-98            27753.4           31830.6
               Jul-98            27020.7           31492.6
               Aug-98            23037.9           26940
               Sep-98            23756.7           28666
               Oct-98            25450.5           30997.4
               Nov-98            26949.5           32875.9
               Dec-98            27685.3           34769.2
               Jan-99            27840.3           36222.6
               Feb-99            27144.3           35097.1
               Mar-99            27399.4           36501
               Apr-99            30547.6           37914.3
               May-99            30905             37019.2
               Jun-99            31918.7           39073.7
               Jul-99            30801.6           37854.6
               Aug-99            30178.5           37664.2
               Sep-99            29309.3           36632.2
               Oct-99            29464.7           38951.1

                                                                          Fund
                                                                         ------
1 Year Total Return (9/30/98 to 9/30/99) .............................   23.37%
3 Year Average Annual Total Return (9/30/96 to 9/30/99) ..............   17.04%
5 Year Average Annual Total Return (9/30/94 to 9/30/99) ..............   12.04%
Average Annual Total Return (12/31/91* to 9/30/99) ...................   14.88%

----------
* Warburg Pincus Asset Management, Inc. ("Warburg") began to provide advisory services to the Fund in late December 1991. Previous periods during which the Fund was not advised by Warburg are not shown.
** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is registered trademark of McGraw-Hill Co., Inc.

Warburg Pincus Capital Appreciation Fund
Annual Investment Adviser's Report -- October 31, 1999
--------------------------------------------------------------------------------

                                                                December 9, 1999

Dear Shareholder:

     For the 12 months ended October 31, 1999, the Common Class shares of Warburg Pincus Capital Appreciation Fund had a return of 38.28%, vs. a return of 25.65% for the S&P 500 Index.

     The reporting period was a positive one for the U.S. stock market, supported by an improving global economy and optimism over corporate earnings. Stocks were subjected to frequent bouts of volatility, however, particularly late in the period, reflecting worries that a strong U.S. economy could put upward pressure on inflation and/or interest rates. Indeed, the Federal Reserve raised interest rates in June and August as a preemptive strike against inflation, and left the door open for at least one more rate hike in the not-too-distant future (the Fed in fact raised rates again shortly after the close of the period).

     Against this backdrop, the Fund had a solid gain, both in absolute terms and compared to that of its benchmark. The Fund's return was driven by good showings from a number of its holdings as well as by its sector exposure. Most notably, the Fund had sizable weightings in the technology and communications areas, which paced the market's continued advance. The Fund also benefited from being underweighted in the financial segment, which had a good showing on an absolute basis yet which lagged the broader market due partly to interest-rate uncertainties.

     We made no major change to the Fund during the period in terms of general strategy. We remained focused on growth-oriented, as opposed to cyclical, or economically-sensitive, sectors of the market. The improving global economy notwithstanding, we generally continued to view growth stocks as the most compelling, given such factors as rapid technological innovation and ongoing global deregulation.

     In terms of sector and industry emphasis, we had a large weighting in the communications area, broadly defined, one we increased over the course of the 12 months. Our favorable view on the group's collective prospects is based on a confluence of factors, not the least of which are a rapidly expanding Internet and the growing popularity of wireless communications. Within the communications & media sector, our holdings included cable companies offering ultrafast, or "broadband," Internet access. These companies are competing aggressively with telephone companies for demand for high-speed connectivity, a potentially explosive-growth area. Other media-type holdings included cable "content" companies as well as radio broadcasters.

Warburg Pincus Capital Appreciation Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

     Another noteworthy sector weighting for the Fund was telecommunications & equipment, where we held a mix of service operators and equipment/infrastructure providers. Noteworthy holdings included the leading provider of networking equipment (e.g., switching and routing devices) and a designer, manufacturer and operator of digital wireless products and services.

     We also had significant exposure to the technology area, a weighting we raised during the period. We added a number of electronics stocks that we deemed to be attractive against an improving supply/demand backdrop for semiconductors and other electronic devices. In the computer sector, our holdings continued to include manufacturers of networking hardware and software products used by Internet service providers and companies building electronic-commerce infrastructures.

     Elsewhere of note, we were modestly underweighted in the pharmaceutical sector at the end of the period, reflecting our concerns regarding the near-term regulatory backdrop for these stocks (though we believe specific drug stocks have solid longer-term prospects). We were also underweighted in the financial area, in general because we saw more-compelling growth stories in other sectors.

     Our continued focus on growth stocks notwithstanding, we modestly increased our exposure to certain economically-sensitive areas during the period. Most specifically, we added a few energy stocks late in the period, focusing on companies that stand to benefit from higher demand for their products and services, as opposed to having their fortunes depend primarily on rising energy prices.

     Looking ahead to 2000, we believe the backdrop for stocks broadly will remain supportive, given a likely continued favorable combination of global economic growth and low inflation. We also believe, however, that careful stock selection will remain paramount, and our efforts will remain devoted to identifying those stocks we deem to have the best longer-term growth potential.


Susan L. Black
Portfolio Manager

Warburg Pincus Capital Appreciation Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

       Growth of $10,000 Invested in Common Class shares of Warburg Pincus
        Capital Appreciation Fund since Inception as of October 31, 1999

     The graph below illustrates the hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Capital Appreciation Fund (the "Fund") from August 17, 1987 (inception) to October 31, 1999, compared to the S&P 500 Index* for the same time period. Past performance does not predict future results.
                                [GRAPHIC OMITTED]

          In the printed version of the document, a line graph appears which depicts the following plot points:

                                Fund          S&P 500
                               -------        --------
                8/17/97        10000          10000
                Sep-87         9899.9         9781.2
                Oct-87         7747.75        7678.05
                Nov-87         7297.3         7046.37
                Dec-87         8083.08        7581.69
                Jan-88         8234.45        7911.11
                Feb-88         8981.2         8264.82
                Mar-88         9051.84        8013.48
                Apr-88         9102.3         8113.01
                May-88         9041.75        8163.55
                Jun-88         9600.91        8541.04
                Jul-88         9529.71        8520.54
                Aug-88         9255.11        8217.89
                Sep-88         9550.05        8569.62
                Oct-88         9631.42        8817.62
                Nov-88         9550.05        8677.95
                Dec-88         9810.72        8831.9
                Jan-89         10385.4        9485.81
                Feb-89         10197.3        9239.84
                Mar-89         10583.9        9460.58
                Apr-89         11169          9962.66
                May-89         11545.1        10341.8
                Jun-89         11574.6        10290.1
                Jul-89         12442.7        11228.4
                Aug-89         12801.2        11433.2
                Sep-89         12664.1        11389.5
                Oct-89         12105.2        11134.3
                Nov-89         12347.8        11349.3
                Dec-89         12465.5        11623.5
                Jan-90         11561.8        10856.7
                Feb-90         11760.2        10981.2
                Mar-90         12035.7        11279.6
                Apr-90         11837.3        11009.6
                May-90         12763.1        12053.9
                Jun-90         12740          11980.7
                Jul-90         12651          11952.2
                Aug-90         11749.7        10860.6
                Sep-90         11182.2        10340.1
                Oct-90         10881.8        10305.5
                Nov-90         11471.5        10956.7
                Dec-90         11784.1        11263.1
                Jan-91         12211.4        11765.2
                Feb-91         13122.2        12590.4
                Mar-91         13234.6        12904.5
                Apr-91         13324.6        12943.8
                May-91         13796.8        13477.6
                Jun-91         13029.7        12868.4
                Jul-91         13617.9        13479.9
                Aug-91         13957.2        13779.6
                Sep-91         13516.1        13551.5
                Oct-91         13753.6        13747.3
                Nov-91         13188.1        13179.7
                Dec-91         14882.3        14684
                Jan-92         14700          14427.9
                Feb-92         14734.2        14601.4
                Mar-92         14392.3        14319.3
                Apr-92         14403.7        14754.3
                May-92         14768.3        14804.7
                Jun-92         14464.1        14585.3
                Jul-92         14920.7        15196
                Aug-92         14589.7        14869.2
                Sep-92         14818          15042.1
                Oct-92         15183.3        15111.6
                Nov-92         15742.7        15606.2
                Dec-92         16014.7        15801.7
                Jan-93         16305          15951
                Feb-93         16426          16156.2
                Mar-93         17103.3        16496.1
                Apr-93         16389.7        16115.9
                May-93         16958.2        16519.6
                Jun-93         17256.9        16570.6
                Jul-93         17256.9        16521.2
                Aug-93         18237.9        17128.2
                Sep-93         18383.2        16996.3
                Oct-93         18552.7        17364.5
                Nov-93         17850.3        17179.7
                Dec-93         18555.8        17391.9
                Jan-94         19110.2        17996.1
                Feb-94         18661.4        17496.2
                Mar-94         17513.2        16737
                Apr-94         17460.4        16970.3
                May-94         17975.2        17221.5
                Jun-94         17447.2        16801.6
                Jul-94         17975.2        17370.5
                Aug-94         18846.2        18063.8
                Sep-94         18635          17619.6
                Oct-94         18859.4        18028.5
                Nov-94         18041.1        17359.3
                Dec-94         18024.3        17615
                Jan-95         17938.9        18085.2
                Feb-95         18821.6        18780.2
                Mar-95         19732.8        19336.4
                Apr-95         20060.2        19920.2
                May-95         20501.6        20686.9
                Jun-95         21424.7        21171.2
                Jul-95         22566.6        21888.3
                Aug-95         22809.3        21926.4
                Sep-95         23337.4        22850.4
                Oct-95         23394.5        22782.7
                Nov-95         24436.4        23762.8
                Dec-95         24892          24223.4
                Jan-96         25736.9        25059.6
                Feb-96         26435.6        25280.3
                Mar-96         26955.5        25527.6
                Apr-96         27281.7        25903.3
                May-96         27802.8        26569.3
                Jun-96         27460.8        26670.5
                Jul-96         26242.1        25494.1
                Aug-96         27233.3        26032.3
                Sep-96         28940.8        27494.5
                Oct-96         29169.5        28252
                Nov-96         30957          30383.3
                Dec-96         30687.6        29782
                Jan-97         31865.2        31640.7
                Feb-97         32136.9        31888.8
                Mar-97         30941.3        30582.6
                Apr-97         32372.4        32405.7
                May-97         34111.5        34374.9
                Jun-97         35379.6        35912.9
                Jul-97         38604.1        38766.9
                Aug-97         36955.7        36598.6
                Sep-97         39420.7        38600.2
                Oct-97         38206.5        37314.8
                Nov-97         39238.1        39038.8
                Dec-97         40321.1        39710.2
                Jan-98         40099.3        40148.6
                Feb-98         42681.7        43040.2
                Mar-98         44824.3        45244.2
                Apr-98         45859.7        45699.4
                May-98         44754.5        44915.7
                Jun-98         47117.6        46740.1
                Jul-98         47249.5        46243.8
                Aug-98         39018.6        39558.8
                Sep-98         41753.8        42093.3
                Oct-98         43077.4        45516.7
                Nov-98         45881.8        48275
                Dec-98         50708.5        51055.2
                Jan-99         53893          53189.3
                Feb-99         51748.1        51536.7
                Mar-99         54356.2        53598.2
                Apr-99         54888.9        55673.5
                May-99         53434.3        54359.1
                Jun-99         56800.7        57376
                Jul-99         55948.7        55585.9
                Aug-99         55948.7        55306.3
                Sep-99         56547.3        53790.9
                Oct-99         59572.6        57195.8
                                                                          Fund
                                                                         ------
1 Year Total Return (9/30/98 to 9/30/99) .............................   35.42%
3 Year Average Annual Total Return (9/30/96 to 9/30/99) ..............   25.01%
5 Year Average Annual Total Return (9/30/94 to 9/30/99) ..............   24.85%
10 Year Average Annual Total Return (9/30/89 to 9/30/99) .............   16.14%
Average Annual Total Return Since Inception (8/17/87 to 9/30/99) .....   15.32%

----------
* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

Warburg Pincus Health Sciences Fund
Annual Investment Adviser's Report -- October 31, 1999
--------------------------------------------------------------------------------

                                                                December 9, 1999

Dear Shareholder:

     For the 12 months ended October 31, 1999, the Common Class shares of Warburg Pincus Health Sciences Fund had a return of 3.54%, vs. returns of 14.55% and 25.65%, respectively, for the Lipper Health/Biotechnology Funds Index and the S&P 500 Index. The Fund's since-inception (on December 31, 1996) average annual total return through October 31, 1999 was 17.63%, vs. same-period returns of 16.19% and 25.90%, respectively, for the Lipper and S&P 500 indexes. Note:
Effective November 1, 1999, Peter T. Wen serves as Co-Portfolio Manager of the Fund. Susan L. Black, formerly the Fund's Portfolio Manager, continues to serve as Co-Portfolio Manager.

Manager Commentary

     The U.S. stock market staged a healthy rally during the period, buoyed by optimism over the economy and an easing of the global financial crisis that had weighed on stocks in the months prior to the start of the period. Health-care stocks, however, had relatively lackluster performance. This was partly due to investors' less-defensive mindset during the period: many investors had taken refuge in certain health-care stocks (most specifically, those of large pharmaceutical companies) last summer, when fears of a global recession increased the appeal of companies selling "high priority" products. It also reflected regulatory worries (e.g., over Medicare reform), which restrained the group in general and which had a particularly negative impact on certain health-care provider and managed-care stocks. One area of strength for the group during the period was biotechnology, with a number of these stocks advancing impressively.

     Against this backdrop, the Fund had only a modest gain. The Fund trailed its Lipper benchmark by a significant margin, in large part due to its relatively limited exposure to biotechnology stocks over the course of the period (we generally continued to view these stocks as expensive from a risk-vs.-reward perspective). The Fund was also hindered by weakness in certain of its holdings, most specifically some of its smaller-cap holdings and its retail-drug stocks.

     In terms of general strategy, we maintained a relatively diversified portfolio in terms of both sector and market-cap exposure. This reflected our ongoing desire to avoid concentrating too heavily on any one area within an industry that is highly innovative, competitive and ever-changing (and one where regulatory changes or expectations thereof can greatly benefit certain health-care companies while hampering others). The Fund's disappointing performance for the 12 months notwithstanding, we believe such an

Warburg Pincus Health Sciences Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

approach stands to benefit investors over time in both absolute and relative terms.

     With regard to sector exposure, the Fund's primary area of concentration remained large-cap pharmaceutical stocks, a number of which we continued to view favorably. Our focus here remained on companies with broad product lines and substantial commitments to research and development.

     We raised our weighting in managed-care companies during the period, reflecting our more-favorable outlook on these companies' pricing power. Specific companies here are planning to raise their premiums by as much as 10% next year, in contrast to the past few years, when much-more modest increases were the norm. Given the strength of the economy, and falling unemployment, we believe that employers will be mostly amenable to accepting higher premiums, in order to maintain employee satisfaction.

     Elsewhere, we had positions in a variety of niche-type health-care companies. These included the nation's leading provider of blood-testing services, a biotechnology company specializing in the analysis of genetic data and a company that provides technology for laser-based vision correction.

     Looking to the next year and over the longer term, we continue to have a positive outlook on health care as an asset class. These stocks in general stand to benefit from a very favorable demographic trend, specifically a rapidly maturing (and increasingly wealthy) population. As the baby boom generation some 80 million strong continues to age, expenditures on existing health-care products and services should continue to rise, in some areas significantly. In addition, the industry continues to strive to develop new products (including treatments for currently untreatable diseases), which stands to raise health-care demand beyond the demand attributable to demographics alone. Set within this environment, we will continue to strive to identify stocks we with the best long-term prospects.

Susan L. Black
Portfolio Manager

     Since the fund focuses its investments on companies involved in the health sciences, an investment in the fund may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in a broader mix of issuers.

Warburg Pincus Health Sciences Fund
Annual Investment Adviser's Report -- October 31, 1999 (cont'd)
--------------------------------------------------------------------------------

       Growth of $10,000 Invested in Common Class shares of Warburg Pincus
           Health Sciences Fund since Inception as of October 31, 1999

     The graph below illustrates the hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Health Sciences Fund (the "Fund") from December 31, 1996 (inception) to October 31, 1999, compared to the Lipper Health/Biotechnology Funds Index ("LHBFI")* and the S&P 500 Index ("S&P 500")** for the same time period. Past performance does not predict future results.

                                [GRAPHIC OMITTED]

          In the printed version of the document, a line graph appears which depicts the following plot points:

                           Fund       S&P 500       Lipper
                         -------      -------      --------
            12/31/96     10000        10000        10000
            Jan-97       10330        10624.1      10511
            Feb-97       10220        10707.4      10545.7
            Mar-97       9620         10268.8      9748.43
            Apr-97       9820         10880.9      9749.41
            May-97       10530        11542.2      10728.2
            Jun-97       11330        12058.6      11270
            Jul-97       11760        13016.9      11637.4
            Aug-97       11260        12288.8      11324.4
            Sep-97       12020        12960.9      12232.6
            Oct-97       12220        12529.3      11925.6
            Nov-97       12710        13108.2      12013.8
            Dec-97       12735.4      13333.6      12070.3
            Jan-98       13234.7      13480.8      12320.6
            Feb-98       14232.6      14451.7      13012.2
            Mar-98       14827.5      15191.8      13501.6
            Apr-98       15230.8      15344.6      13600.4
            May-98       14869.8      15081.5      13204.3
            Jun-98       15539        15694.1      13587.3
            Jul-98       15135        15527.4      13435.1
            Aug-98       13064.5      13282.8      11473.8
            Sep-98       14551.2      14133.8      12881.1
            Oct-98       15305        15283.3      13373
            Nov-98       16081        16209.4      14064
            Dec-98       16962.2      17143        15208.8
            Jan-99       16782.4      17859.5      15458
            Feb-99       16367.9      17304.6      15056.7
            Mar-99       16389.1      17996.8      15443.3
            Apr-99       15274.7      18693.7      14694
            May-99       15465.6      18252.3      14615.4
            Jun-99       16187.8      19265.3      15324.7
            Jul-99       15911        18664.2      15343.1
            Aug-99       16517.2      18570.3      15763.5
            Sep-99       15369.3      18061.5      14625.3
            Oct-99       15847.3      19204.8      15318.6

                                                                          Fund
                                                                         ------
1 Year Total Return (9/30/98 to 9/30/99) ..............................   5.62%
Average Annual Total Return Since
   Inception (12/31/96 to 9/30/99) ....................................  16.91%

----------
* The Lipper Health/Biotechnology Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper, Inc.
** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

Warburg Pincus Balanced Fund
Statement of Net Assets--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (55.7%)
Aerospace & Defense (0.7%)
    General Dynamics Corp.                                4,400       $  243,925
                                                                      ----------
Agriculture (0.5%)
    Seminis, Inc. Class A +                              20,000          156,250
                                                                      ----------
Banks & Savings & Loans (3.7%)
    Chase Manhattan Corp.                                 2,600          227,175
    Comerica, Inc.                                        4,000          237,750
    Compass Bancshares, Inc.                              7,550          201,491
    Golden West Financial Corp.                           2,000          223,500
    SunTrust Banks, Inc.                                  2,700          197,606
    UnionBanCal Corp.                                     3,000          130,312
                                                                      ----------
                                                                       1,217,834
                                                                      ----------
Building & Building Materials (0.8%)
    USG Corp. +                                           5,300          262,681
                                                                      ----------
Business Services (0.3%)
    Dun & Bradstreet Corp.                                4,000          117,500
                                                                      ----------
Capital Equipment (3.7%)
    American Standard Cos., Inc. +                        5,700          217,669
    Case Corp.                                            5,000          265,000
    Ingersoll-Rand Co.                                    4,100          214,225
    ITT Industries, Inc.                                  6,000          205,125
    Navistar International Corp. +                        5,400          225,112
    Parker-Hannifin Corp.                                 2,200          100,787
                                                                      ----------
                                                                       1,227,918
                                                                      ----------
Chemicals (1.9%)
    C.K. Witco Corp.                                     27,500          257,812
    Ferro Corp.                                           4,300           87,612
    MacDermid, Inc.                                       8,100          274,387
                                                                      ----------
                                                                         619,811
                                                                      ----------
Communications & Media (2.7%)
    AMFM, Inc.+                                           2,000          140,000
    Clear Channel Communications, Inc. +                  1,300          104,487
    Comcast Corp. Class A                                 7,300          277,400
    Outdoor Systems, Inc. +                               7,000          296,625
    Williams Communications Group+                        2,900           92,437
                                                                      ----------
                                                                         910,949
                                                                      ----------
Computers (4.5%)
    Hewlett-Packard Co.                                   1,100           81,469
    International Business Machines Corp.                 3,100          304,962
    Microsoft Corp. +                                     1,200          111,075
    Novell, Inc.+                                         5,000          100,312
    Sun Microsystems, Inc. +                              5,400          571,387
    Tech Data Corp.+                                      4,100           77,131
    Unisys Corp.+                                        10,000          242,500
                                                                      ----------
                                                                       1,488,836
                                                                      ----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Conglomerates (0.9%)
    United Technologies Corp.                            4,900        $  296,450
                                                                      ----------
Consumer Durables (1.7%)
    Ford Motor Co.                                       4,500           246,937
    Gentex Corp.+                                       18,200           312,812
                                                                      ----------
                                                                         559,749
                                                                      ----------
Consumer Non-Durables (1.6%)
    Clorox Co.                                           4,400           180,125
    Procter & Gamble Co.                                 3,400           356,575
                                                                      ----------
                                                                         536,700
                                                                      ----------
Distribution (1.1%)
    CDW Computer Centers, Inc.+                          3,300           203,775
    Wesco International, Inc. +                         22,000           173,250
                                                                      ----------
                                                                         377,025
                                                                      ----------
Electric-Utilities (0.2%)
    Allegheny Energy, Inc.                               2,600            82,712
                                                                      ----------
Electronics (2.0%)
    Intel Corp.                                          6,000           464,625
    Maxim Integrated Products, Inc. +                    2,600           205,238
                                                                      ----------
                                                                         669,863
                                                                      ----------
Energy (1.7%)
    Amerada Hess Corp.                                   2,000           114,750
    Exxon Corp.                                          4,300           318,469
    Union Pacific Resources Group Inc.                   8,000           116,000
                                                                      ----------
                                                                         549,219
                                                                      ----------
Financial Services (6.6%)
    AFLAC, Inc.                                          2,400           122,700
    Countrywide Credit Industries, Inc.                 13,200           447,975
    Household International, Inc.                        8,200           365,925
    Labranche & Co., Inc. +                             14,000           187,250
    Lehman Brothers Holdings, Inc.                       4,200           309,488
    Merrill Lynch & Co., Inc.                            1,100            86,350
    PMI Group, Inc.                                      9,000           466,875
    Republic New York Corp.                              3,300           208,519
                                                                      ----------
                                                                       2,195,082
                                                                      ----------
Food, Beverages & Tobacco (2.3%)
    Anheuser-Busch Co., Inc.                             1,300            93,356
    General Mills, Inc.                                  3,100           270,281
    Keebler Foods Co. +                                 12,000           383,250
                                                                      ----------
                                                                         746,887
                                                                      ----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
Healthcare (1.3%)
    Becton, Dickinson & Co.                               9,800       $  248,675
    Trigon Healthcare, Inc. +                             6,200          175,925
                                                                      ----------
                                                                         424,600
                                                                      ----------
Industrial Mfg. & Processing (2.2%)
    Eaton Corp.                                           1,200           90,300
    SPX Corp.                                             3,700          313,575
    Tyco International Ltd.                               8,200          327,488
                                                                      ----------
                                                                         731,363
                                                                      ----------
Lodging & Restaurants (0.7%)
    Promus Hotel Corp. +                                  6,500          222,625
                                                                      ----------
Office Equipment & Supplies (0.3%)
    Pitney Bowes, Inc.                                    2,000           91,125
                                                                      ----------
Oil Services (0.8%)
    R & B Falcon Corp.+                                  20,000          248,750
                                                                      ----------
Pharmaceuticals (2.9%)
    Bristol-Myers Squibb Co.                              5,000          384,063
    Eli Lilly & Co.                                       3,000          206,625
    Pharmacia & Upjohn, Inc.                              2,100          113,269
    Warner-Lambert Co.                                    3,100          247,419
                                                                      ----------
                                                                         951,376
                                                                      ----------
Retail (2.7%)
    Federated Department Stores, Inc. +                   3,500          149,406
    Gap, Inc.                                             6,800          252,450
    Home Depot, Inc.                                      1,700          128,350
    May Department Stores Co.                             7,350          254,953
    Ross Stores, Inc.                                     5,300          109,313
                                                                      ----------
                                                                         894,472
                                                                      ----------
Telecommunications & Equipment (7.5%)
    Bell Atlantic Corp.                                   7,200          467,550
    BellSouth Corp.                                       2,000           90,000
    Globalstar Telecommunications, LTD. +                 7,000          154,438
    MCI WorldCom, Inc. +                                  2,800          240,275
    Nextel Communications, Inc., Class A+                 2,500          215,469
    NEXTLINK Communications, Inc. Class A +               2,000          119,625
    QUALCOMM, Inc. +                                      1,000          222,750
    Qwest Communications International, Inc.+             9,000          324,000
    SBC Communications, Inc.                              4,400          224,125
    Time Warner Telecom, Inc. Class A +                  15,000          377,813
    U S West, Inc.                                          700           42,744
                                                                      ----------
                                                                       2,478,789
                                                                      ----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
Transportation (0.4%)
    Landstar Systems, Inc. +                              2,900      $   117,450
                                                                     -----------
TOTAL COMMON STOCKS (Cost $15,283,523)                                18,419,941
                                                                     -----------
PREFERRED STOCKS (0.9%)
    Emmis Communications Corp.
      Series A (Convertible)+ 8.54%                       4,000          224,000
    Prologis Trust, Series C
      (Callable 11/13/26 @ $50.00) 6.25%                  2,000           80,250
                                                                     -----------
TOTAL PREFERRED STOCKS (Cost $300,000)                                   304,250
                                                                     -----------
FOREIGN STOCKS (4.5%)
Finland (0.6%)
    Sonera Corp-Spon ADR                                  6,500          201,500
                                                                     -----------
France (1.4%)
    Rhone-Poulenc SA ADR                                  2,350          130,425
    Total SA ADR                                          4,810          320,767
                                                                     -----------
                                                                         451,192
                                                                     -----------
Netherlands (1.1%)
    Royal Dutch Petroleum Co. ADR                         6,100          365,619
                                                                     -----------
United Kingdom (1.4%)
    BP Amoco PLC ADR                                      4,384          253,176
    WPP Group PLC ADR                                     1,900          208,763
                                                                     -----------
                                                                         461,939
                                                                     -----------
TOTAL FOREIGN STOCKS (Cost $1,106,436)                                 1,480,250
                                                                     -----------

                 See Accompanying Notes to Financial Statements.


Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd)--October 31, 1999
-----------------------------------------------------------------------------------------------------------------------

                                                             Ratings+
                                                           (Moody's/S&P)    Rate%   Maturity Date   Par         Value
                                                           -------------    -----   -------------   ---         -----
                                                                                                   (000)
CORPORATE BONDS (10.6%)
    African Development Bank Debentures
      (Yankee Bond 6.37)                                     (Aa1, AA-)      9.300     07/01/00     $370     $  377,400
    Allied Waste North America, Inc. Series 144A
      (Callable 08/01/04 @ $105.00)                            (B2, B+)     10.000     08/01/09      100         85,500
    AT&T Capital Corp., Series MTNF                         (Baa3, BBB)      6.600     05/15/05      210        203,175
    AT&T Corp.                                                (A1, AA-)      6.500     09/15/02      270        268,988
    Bayerische Landesbank Deposit Note Series O
      (Callable 02/09/03 @ $100.00 )                         (Aaa, AAA)      6.200     02/09/06      350        333,375
    Countrywide Home Loan Co. Series H                          (A3, A)      6.250     04/15/09      200        182,250
    Dime Bancorp, Inc.                                      (Ba1, BBB-)      7.000     07/25/01      125        124,531
    El Paso Energy Corp.                                    (Baa3, BBB)      6.750     05/15/09      200        189,500
    Federal-Mogul Corp.                                      (Ba2, BB+)      7.375     01/15/06      150        138,000
    First Union Corp. (Callable 04/15/08 @ $100.00,
       Putable 04/15/08 @ $100.00)                             (A2, A-)      6.300     04/15/08      260        239,850
    Household Finance Corp.                                     (A2, A)      6.300     11/15/08      345        324,731
    Lowe's Companies                                            (A2, A)      7.110     05/15/37      160        162,600
    Niagara Mohawk Power Corp. Series D (Callable
      4/01/99 to 12/31/00 @ Make Whole +50BP)              (Baa3, BBB-)      7.250     10/01/02      144        143,838
    Philip Morris Cos., Inc.
      (Putable 06/01/01 @ $100.00)                              (A2, A)      6.950     06/01/06      200        195,750
    Potomac Electric Power                                      (A1, A)      8.500     05/15/27      150        152,438
    Qwest Communications International, Inc.
      Senior Notes, 144A Series B                            (Ba1, BB+)      7.500     11/01/08      190        189,288
    Safeway Inc. Senior Notes (Callable @ Make
      Whole +12.5BP                                         (Baa2, BBB)      7.250     09/15/04      200        199,750
                                                                                                             ----------
TOTAL CORPORATE BONDS (Cost $3,642,884)                                                                       3,510,964
                                                                                                             ----------
MORTGAGE & ASSET BACKED SECURITIES (11.0%)
    Amresco Commercial Mortgage Funding I,
      Series 1997-C1, Class A1                               (Aaa, AAA)      6.730     06/17/29      442        436,944
    California Infrastructure Pacific Gas and Electric,
      Series 97-1, Class A7                                    (NR, NR)      6.420     09/25/08       70         68,362
    Commonwealth Edison Transitional Funding Trust,
      Series 1998-1, Cl-A6                                   (Aaa, AAA)      5.630     06/25/09      200        188,073
    Freddie Mac, Series 2072, Class Pk                       (Aaa, AAA)      6.000     07/15/24      580        565,097
    GE Capital Mortgage Services, Inc.,
      Series 1994-7, Class A10                                 (NR, NR)      6.000     02/25/09      484        468,947
    General Motors Acceptance Corp. Class A2-98              (Aaa, AAA)      6.700     03/15/08      500        482,348
    Ginnie Mae Pass Through Pool# 002217X                    (Aaa, AAA)      6.500     08/15/03        5          4,334
    MBNA Master Credit Card Trust,
      Series 1997-I, Class A                                   (NR, NR)      6.550     01/15/07      300        297,653
    Mellon Residential Funding                                 (NR, NR)      5.610     10/25/28      720        676,884
    Morgan Stanley Mortgage Trust Series 40, Class 8          (NR, AAA)      7.000     07/20/21      449        449,762
                                                                                                             ----------
TOTAL MORTGAGE & ASSET BACKED SECURITIES
  (Cost $3,750,227)                                                                                           3,638,404
                                                                                                             ----------

                See Accompanying Notes to Financial Statements.


Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd)--October 31, 1999
-----------------------------------------------------------------------------------------------------------------------

                                                             Ratings+
                                                           (Moody's/S&P)    Rate%   Maturity Date   Par         Value
                                                           -------------    -----   -------------   ---         -----
                                                                                                   (000)
AGENCY OBLIGATIONS (9.7%)
    Fannie Mae                                               (Aaa, AAA)      6.560     12/10/07     $480    $   466,477
    Fannie Mae                                               (Aaa, AAA)      5.690     12/01/08      346        316,147
    Fannie Mae                                               (Aaa, AAA)      6.000     08/01/06      496        481,570
    Fannie Mae, Series 1998-M4,
      Class B REMIC 98-M4                                    (Aaa, AAA)      6.427     12/25/23      600        591,645
    Federal Home Loan Bank                                   (Aaa, AAA)      6.375     08/15/06      450        443,751
    Freddie Mac                                              (Aaa, AAA)      5.500     05/15/02      335        328,945
    Government National Mortgage
      Association Pool #505682                               (Aaa, AAA)      6.500     06/15/29      598        571,325
                                                                                                            -----------
TOTAL AGENCY OBLIGATIONS (Cost $3,276,722)                                                                    3,199,860
                                                                                                            -----------
U.S. TREASURY OBLIGATIONS (6.4%)
    U.S. Treasury Bond                                       (Aaa, AAA)      9.250     02/15/16      755        961,598
    U.S. Treasury Notes                                      (Aaa, AAA)      6.375     08/15/02      160        162,032
    U.S. Treasury Notes                                      (Aaa, AAA)      6.125     08/15/07      155        154,367
    U.S. Treasury Notes                                      (Aaa, AAA)      4.750     11/15/08      940        850,370
                                                                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,176,912)                                                             2,128,367
                                                                                                            -----------
                                                                                                 Number
                                                                                                   of
                                                                                                 Shares
                                                                                                 -------
SHORT TERM INVESTMENTS (1.4%)
    RBB Money Market Portfolio (Cost $449,845)                                                   449,845        449,845
                                                                                                            -----------
TOTAL INVESTMENTS AT VALUE (100.2%)
(Cost $29,986,549*)                                                                                          33,131,881

LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                                                                    (60,943)
                                                                                                            -----------
NET ASSETS (applicable to 2,363,449 Common Class
shares and 19,166 Advisor Class shares) (100.0%)                                                            $33,070,938
                                                                                                            ===========
NET ASSET VALUE, offering and redemption price per Common Class share
($32,805,492 (divided by) 2,363,449)                                                                        $     13.88
                                                                                                            ===========
NET ASSET VALUE, offering and redemption price per Advisor Class share
($265,446 (divided by) 19,166)                                                                              $     13.85
                                                                                                            ===========


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                                 NR = Not Rated
                REMIC = Real Estate Mortgage Investment Conduit

--------------------------------------------------------------------------------
+    Non-income producing security.
*    Cost for federal income tax purposes is $30,009,305.
+ Credit Ratings by Moody's Investors Services Inc. and Standard & Poors Ratings Group are unaudited.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets--October 31, 1999
--------------------------------------------------------------------------------

                                                        Number
                                                          of
                                                        Shares          Value
                                                        ------          -----
COMMON STOCKS (93.4%)
Aerospace & Defense (0.8%)
    General Dynamics Corp.                              58,100       $ 3,220,919
    Litton Industries, Inc. +                           50,700         2,379,731
                                                                     -----------
                                                                       5,600,650
                                                                     -----------
Banks & Savings & Loans (9.4%)
    AmSouth Bancorp                                    211,152         5,437,164
    Comerica Inc.+                                     411,900        24,482,306
    Compass Bancshares, Inc.                           119,900         3,199,831
    Golden West Financial Corp.                         87,900         9,822,825
    SunTrust Banks, Inc.                                61,200         4,479,075
    UnionBanCal Corp.                                  117,700         5,112,594
    Wachovia Corp.                                     123,600        10,660,500
                                                                     -----------
                                                                      63,194,295
                                                                     -----------
Building & Building Materials (1.4%)
    USG Corp.                                          194,400         9,634,950
                                                                     -----------
Business Services (1.0%)
    WPP Group PLC                                      585,100         6,341,398
                                                                     -----------
Capital Equipment (8.9%)
    AlliedSignal, Inc.+                                106,700         6,075,231
    American Standard Companies +                      208,100         7,946,819
    Case Corp.                                         130,450         6,913,850
    Caterpillar, Inc.                                   99,350         5,489,087
    Emerson Electric Co.                                58,300         3,501,644
    Ingersoll-Rand Co.                                 223,900        11,698,775
    ITT Industries, Inc.                               161,900         5,534,956
    Navistar International Corp. +                     169,200         7,053,525
    Parker-Hannifin Corp.                              126,900         5,813,606
                                                                     -----------
                                                                      60,027,493
                                                                     -----------
Chemicals (2.1%)
    Ferro Corp.                                        225,100         4,586,412
    Rhone-Poulenc SA ADR                               166,086         9,217,773
                                                                     -----------
                                                                      13,804,185
                                                                     -----------
Communications & Media (1.0%)
    New York Times Co. Class A                         167,300         6,733,825
                                                                     -----------
Computers (4.6%)
    Hewlett-Packard Co.                                 54,800         4,058,625
    International Business Machines Corp.               69,600         6,846,900
    Tech Data Corp.                                    110,900         2,086,306
    Teradyne, Inc.                                     110,300         4,246,550
    Unisys Corp.+                                      571,700        13,863,725
                                                                     -----------
                                                                      31,102,106
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Conglomerates (1.1%)
    Harsco Corp.                                        254,350      $ 7,487,428
                                                                     -----------
Consumer Durables (2.7%)
    Ford Motor Co.                                      275,900       15,140,012
    Meritor Automotive, Inc.                            192,400        3,258,775
                                                                     -----------
                                                                      18,398,787
                                                                     -----------
Distribution (0.4%)
    CDW Computer Centers, Inc.                           47,300        2,920,775
                                                                     -----------
Energy (11.4%)
    Amerada Hess Corp.                                  151,600        8,698,050
    BP Amoco PLC Sponsored ADR                          424,794       24,531,853
    Devon Energy Corp.                                  145,900        5,671,862
    Exxon Corp.                                         203,800       15,093,938
    Royal Dutch Petroleum Co. ADR                       161,600        9,685,900
    Total SA ADR                                        138,000        9,202,875
    Union Pacific Resources Group, Inc.                 284,100        4,119,450
                                                                     -----------
                                                                      77,003,928
                                                                     -----------
Financial Services (13.0%)
    Allstate Corp.                                       75,000        2,156,250
    Countrywide Credit Industries, Inc.                 287,400        9,753,638
    Fannie Mae                                           92,000        6,509,000
    Household International, Inc.                       246,600       11,004,525
    Labranche & Co., Inc.+                              180,000        2,407,500
    Lehman Brothers Holdings, Inc.                      171,000       12,600,563
    MBIA, Inc.                                           80,800        4,610,650
    MGIC Investment Corp.                               194,200       11,603,450
    PMI Group, Inc.                                     298,650       15,492,469
    Terra Nova Bermuda Holdings, Ltd. Class A           237,700        7,502,406
    XL Capital Ltd., Class A                             71,700        3,849,394
                                                                     -----------
                                                                      87,489,845
                                                                     -----------
Food, Beverages & Tobacco (3.7%)
    Anheuser-Busch Companies, Inc.                       34,900        2,506,256
    General Mills, Inc.                                 125,900       10,976,906
    Keebler Foods Co.                                   358,900       11,462,369
                                                                     -----------
                                                                      24,945,531
                                                                     -----------
Healthcare (3.1%)
    Baxter International, Inc.                          111,200        7,214,100
    Becton, Dickinson & Co.                             275,000        6,978,125
    Trigon Healthcare, Inc. +                           229,550        6,513,481
                                                                     -----------
                                                                      20,705,706
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                        Number
                                                          of
                                                        Shares          Value
                                                        ------          -----
COMMON STOCKS (cont'd)
Industrial Mfg. & Processing (2.6%)
    Dana Corp.                                           88,100      $ 2,604,456
    Eaton Corp.                                          68,200        5,132,050
    Minnesota Mining & Manufacturing Co.                104,800        9,962,550
                                                                     -----------
                                                                      17,699,056
                                                                     -----------
Metals & Mining (2.0%)
    Alcoa, Inc.                                         222,108       13,493,061
                                                                     -----------
Office Equipment & Supplies (0.6%)
    Pitney Bowes, Inc.                                   89,100        4,059,619
                                                                     -----------
Oil Services (1.5%)
    Pride International, Inc.                           279,200        3,839,000
    R & B Falcon Corp.                                  496,300        6,172,731
                                                                     -----------
                                                                      10,011,731
                                                                     -----------
Pharmaceuticals (2.9%)
    American Home Products Corp.                         95,900        5,010,775
    Lilly (Eli) & Co.                                   141,300        9,732,038
    Pharmacia & Upjohn, Inc.                             89,500        4,827,406
                                                                     -----------
                                                                      19,570,219
                                                                     -----------
Retail (9.2%)
    Federated Department Stores, Inc. +                 181,300        7,739,244
    Gap, Inc.                                           145,100        5,386,838
    May Department Stores Co.                           363,900       12,622,781
    Payless ShoeSource, Inc. +                           74,512        3,413,581
    Ross Stores, Inc.                                   522,400       10,774,500
    Safeway, Inc.                                       146,200        5,162,688
    TJX Companies, Inc.                                 382,300       10,369,888
    Toys R Us, Inc. +                                   478,900        6,764,463
                                                                     -----------
                                                                      62,233,983
                                                                     -----------
Telecommunications & Equipment (7.2%)
    AT&T Corp.                                          231,200       10,808,600
    Bell Atlantic Corp.                                 268,640       17,444,810
    SBC Communications, Inc.                            398,349       20,290,902
                                                                     -----------
                                                                      48,544,312
                                                                     -----------
Transportation (0.6%)
    Burlington Northern Santa Fe Corp.                  117,700        3,751,688
                                                                     -----------
Utilities- Electric (2.2%)
    Allegheny Energy, Inc.                              178,700        5,684,894
    American Electric Power Co., Inc.                    79,400        2,739,300
    Illinova Corp.                                      118,500        3,769,781
    Wisconsin Energy Corp.                              115,200        2,577,600
                                                                     -----------
                                                                      14,771,575
                                                                     -----------
TOTAL COMMON STOCKS (Cost $539,298,696)                              629,526,146
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                        Number
                                                          of
                                                        Shares          Value
                                                        ------          -----
CONVERTIBLE PREFERRED STOCK (0.4%)
Real Estate (0.4%)
    Equity Residential Properties Series G 7.25%,
      Perpetual Convertible
      (Callable 09/15/02 @ $25.91)
      (Cost $3,649,429)                                 146,000    $  2,956,500
                                                                   ------------
SHORT TERM INVESTMENTS (7.8%)
    Institutional Money Market Trust                 19,585,073      19,585,073
    RBB Money Market Portfolio                       32,685,254      32,685,254
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $52,270,327)                      52,270,327
                                                                   ------------
TOTAL INVESTMENTS (101.6%) (Cost $595,218,452*)                     684,752,973

LIABILITIES IN EXCESS OF OTHER ASSETS (1.6%)                        (10,898,773)
                                                                   ------------
NET ASSETS (applicable to 31,814,335
    Common Class shares and 3,782,145
    Advisor Class shares) (100.0%)                                 $673,854,200
                                                                   ============

NET ASSET VALUE, offering and redemption price
    per Common Class share ($602,282,005
    (divided by) 31,814,335)                                       $      18.93
                                                                   ============
NET ASSET VALUE, offering and redemption price
    per Advisor Class share
    ($71,572,195 (divided by) 3,782,145)                           $      18.92
                                                                   ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
+    Non-income producing security.
*    Cost for federal income tax purposes is $595,588,532

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Statement of Net Assets--October 31, 1999
--------------------------------------------------------------------------------

                                                        Number
                                                          of
                                                        Shares          Value
                                                        ------          -----
COMMON STOCKS (93.6%)
Aerospace & Defense (0.7%)
    Boeing Co.                                         111,100      $  5,117,544
    General Motors Corp. Class H                        32,300         2,351,844
                                                                    ------------
                                                                       7,469,388
                                                                    ------------
Banks & Savings & Loans (2.9%)
    Chase Manhattan Corp.                               63,000         5,504,625
    Citigroup, Inc.                                    252,200        13,650,325
    Northern Trust Corp.                               111,700        10,786,031
                                                                    ------------
                                                                      29,940,981
                                                                    ------------
Business Services (1.3%)
    Omnicom Group, Inc.                                155,000        13,640,000
                                                                    ------------
Capital Equipment (1.3%)
    AlliedSignal, Inc.                                  80,800         4,600,550
    Ingersoll-Rand Co.                                  80,800         4,221,800
    Navistar International Corp. +                      99,900         4,164,581
                                                                    ------------
                                                                      12,986,931
                                                                    ------------
Communications & Media (14.0%)
    AMFM Inc.                                          177,100        12,397,000
    AT&T Corp. - Liberty Media-A +                     797,600        31,654,750
    CBS Corp.                                          503,680        24,585,880
    Clear Channel Communications, Inc. +                68,600         5,513,725
    CMGI, Inc. +                                        44,300         4,848,081
    Comcast Corp. Class A                               73,700         2,800,600
    Comcast Corp. Special Class A Non-Voting           168,300         7,089,637
    Infinity Broadcasting Inc. Class A+                150,900         5,215,481
    Inktomi Corp. +                                     34,900         3,540,169
    Media One Group, Inc.+                             138,800         9,863,475
    News Corp ADR                                      138,300         4,097,137
    Seagram Co. Ltd.                                   115,200         5,688,000
    Time Warner, Inc.                                  220,400        15,359,125
    USA Networks, Inc.                                 156,300         7,043,269
    Westwood One, Inc. +                               119,500         5,511,937
                                                                    ------------
                                                                     145,208,266
                                                                    ------------
Computers (11.9%)
    BMC Software, Inc. +                               117,800         7,561,287
    Citrix Systems, Inc.                               135,700         8,701,762
    EMC Corp.+                                         295,800        21,593,400
    International Business Machines Corp.              139,700        13,742,987
    Microsoft Corp. +                                  293,400        27,157,837
    Oracle Systems Corp. +                             195,600         9,303,225
    Parametric Technology Corp. +                      376,100         7,169,406
    Sun Microsystems, Inc. +                           220,100        23,289,331
    VeriSign, Inc. +                                    39,000         4,816,500
                                                                    ------------
                                                                     123,335,735
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Conglomerates (3.2%)
    General Electric Co.                                244,600     $ 33,158,587
                                                                    ------------
Consumer Durables (0.0%)
    Gentex Corp. +                                          200            3,437
                                                                    ------------
Consumer Non-Durables (0.4%)
    NIKE, Inc. Class B                                   69,300        3,911,119
                                                                    ------------
Consumer Services (0.4%)
    Apollo Group, Inc. Class A +                        171,400        4,509,962
                                                                    ------------
Electronics (11.8%)
    Applied Materials, Inc. +                           107,600        9,663,825
    Flextronics International Ltd.                       64,400        4,572,400
    Intel Corp.                                         300,500       23,269,969
    JDS Uniphase Corp.                                   83,400       13,917,375
    KLA-Tencor Corp. +                                   41,400        3,278,362
    Lexmark International Group, Inc. Class A +          77,800        6,073,263
    LSI Logic Corp. +                                   212,400       11,297,025
    Maxim Integrated Products, Inc. +                   134,800       10,640,775
    Motorola, Inc.                                       48,800        4,754,950
    Sanmina Corp. +                                      74,700        6,727,669
    Solectron Corp. +                                    71,500        5,380,375
    Texas Instruments, Inc.                             140,100       12,573,975
    Xilinx, Inc. +                                      124,200        9,765,225
                                                                    ------------
                                                                     121,915,188
                                                                    ------------
Energy (5.1%)
    Alberta Energy Co., Ltd.                            127,500        3,888,750
    Bonneville Pacific Corp. +                           16,883          184,658
    BP Amoco PLC ADR                                    159,800        9,228,450
    Devon Energy Corp.                                  125,700        4,886,588
    EOG Resources, Inc.                                 218,100        4,539,206
    Exxon Corp.                                         179,700       13,309,031
    Royal Dutch Petroleum Co. ADR                       283,900       17,016,256
                                                                    ------------
                                                                      53,052,939
                                                                    ------------
Financial Services (3.4%)
    American International Group, Inc.                  147,625       15,196,148
    CIGNA Corp.                                          56,900        4,253,275
    Jefferson-Pilot Corp.                                63,100        4,736,444
    MGIC Investment Corp.                               174,800       10,444,300
                                                                    ------------
                                                                      34,630,167
                                                                    ------------
Healthcare (1.9%)
    Johnson & Johnson                                    96,200       10,076,950
    PE Corp.- PE Biosystems Group                       138,600        8,991,675
                                                                    ------------
                                                                      19,068,625
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                         Number
                                                           of
                                                         Shares         Value
                                                         ------         -----
COMMON STOCKS (cont'd)
Industrial Manufacturing & Processing (4.2%)
    Corning Glass, Inc.                                 170,200     $ 13,381,975
    Nortel Networks Corp.                               155,300        9,618,894
    Tyco International Ltd.                             506,200       20,216,363
                                                                    ------------
                                                                      43,217,232
                                                                    ------------
Lodging & Restaurants (0.4%)
    McDonald's Corp.                                    103,300        4,261,125
                                                                    ------------
Oil Services (1.9%)
    Cooper Cameron Corp. +                              190,400        7,366,100
    Noble Drilling Corp. +                              174,200        3,865,063
    Transocean Offshore, Inc.                           317,800        8,640,188
                                                                    ------------
                                                                      19,871,351
                                                                    ------------
Pharmaceuticals (9.7%)
    Biogen, Inc. +                                      204,900       15,188,213
    Bristol-Myers Squibb Co.                            262,500       20,163,281
    Genentech, Inc.                                      61,000        8,890,750
    Eli Lilly & Co.                                     128,200        8,829,775
    Merck & Co., Inc.                                   159,000       12,650,438
    Pfizer, Inc.                                        317,500       12,541,250
    Warner Lambert Co.                                  273,000       21,788,813
                                                                    ------------
                                                                     100,052,520
                                                                    ------------
Publishing (1.4%)
    Reader's Digest Assn., Inc. Class A                 243,300        7,846,425
    Wiley (John) & Sons, Inc. Class A                   408,300        6,890,063
                                                                    ------------
                                                                      14,736,488
                                                                    ------------
Retail (1.4%)
    Home Depot, Inc.                                    195,900       14,790,450
                                                                    ------------
Telecommunications & Equipment (15.5%)
    Bell Atlantic Corp.                                 240,900       15,643,444
    Cisco Systems, Inc. +                               416,000       30,784,000
    GTE Corp.                                            60,600        4,545,000
    Lucent Technologies, Inc.                           145,800        9,367,650
    MCI Worldcom, Inc. +                                152,700       13,103,569
    Nextel Communications, Inc. Class A +               287,600       24,787,525
    Omnipoint Corp. +                                   156,900       12,963,863
    QUALCOMM Inc. +                                      68,200       15,191,550
    Qwest Communications International, Inc.            319,800       11,512,800
    SBC Communications, Inc.                             83,800        4,268,563
    Vodafone Airtouch Group PLC -
      ADR (United Kingdom)                              117,500        5,632,656
    VoiceStream Wireless Corp. +                        130,400       12,877,000
                                                                    ------------
                                                                     160,677,620
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                        Number
                                                          of
                                                        Shares         Value
                                                        ------         -----
COMMON STOCKS (cont'd)
Utilities-Electric (0.8%)
    AES Corp. +                                        154,700   $    8,730,881
                                                                 --------------
TOTAL COMMON STOCK (Cost $683,364,497)                              969,168,992
                                                                 --------------
PREFERRED (0.0%)
Healthcare (0.0%)
    Fresenius National Medical, Inc. Class D +
      (Cost $18,552)                                    90,000            1,620
                                                                 --------------
Short Term Investments (7.7%)
    Institutional Money Market Trust                31,278,569       31,278,570
    RBB Money Market Portfolio                      48,822,428       48,822,428
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS (Cost $80,100,998)                      80,100,998
                                                                 --------------
TOTAL INVESTMENTS AT VALUE (101.3%)
(Cost $763,484,047*)                                             $1,049,271,610

LIABILITIES IN EXCESS OF OTHER ASSETS (1.3%)                        (14,303,053)
                                                                 --------------
NET ASSETS (applicable to 39,948,941
   Common Class shares and 1,159,193
   Advisor Class shares) (100.0%)                                $1,034,968,557
                                                                 ==============
NET ASSET VALUE, offering and redemption price
   per Common Class share
   ($1,005,669,916 (divided by) 38,948,941)                      $        25.82
                                                                 ==============

NET ASSET VALUE, offering and redemption price
   per Advisor Class share
   ($29,298,641 (divided by) 1,159,193)                          $        25.28
                                                                 ==============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
+    Non-income producing security.
*    Costs for federal income tax purposes is $765,241,361.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Health Sciences Fund
Statement of Net Assets--October 31, 1999
--------------------------------------------------------------------------------

                                                        Number
                                                          of
                                                        Shares         Value
                                                        ------         -----
COMMON STOCK (96.0%)
Business Services (1.9%)
    Catalina Marketing Corp. +                           9,800       $   917,525
                                                                     -----------
Consumer Non-Durables (1.3%)
    Luxottica Group SPA - ADR                           32,100           615,919
                                                                     -----------
Healthcare (34.9%)
    Affymetrix, Inc. +                                   6,900           608,062
    Allergan, Inc.                                      11,100         1,191,862
    ALZA Corp. +                                        15,300           655,031
    Baxter International, Inc. +                        12,400           804,450
    Genzyme Surgical Products Division +                 1,861            10,003
    Health Management Associates, Inc. Class A +       150,000         1,331,250
    Hooper Holmes, Inc.                                135,100         3,630,812
    Johnson & Johnson                                   24,300         2,545,425
    Medtronic, Inc.                                     32,000         1,108,000
    PE Corp - PE Biosystems Group                       36,400         2,361,450
    Trigon Healthcare, Inc. +                           31,200           885,300
    United Healthcare Corp.                              9,500           491,031
    VISX, Inc. +                                        15,600           975,975
                                                                     -----------
                                                                      16,598,651
                                                                     -----------
Industrial Manufacturing & Processing (3.7%)
    Tyco International Ltd.                             43,600         1,741,275
                                                                     -----------
Pharmaceuticals (54.2%)
    American Home Products Corp.                         9,200           480,700
    Amgen, Inc. +                                       18,500         1,475,375
    Aviron +                                             8,800           213,950
    Biogen, Inc. +                                      38,200         2,831,575
    Bristol-Myers Squibb Co.                            30,400         2,335,100
    Chiron Corp. +                                      17,600           502,700
    Duramed Pharmaceuticals, Inc. +                     40,600           337,487
    Forest Laboratories, Inc. +                         21,800         1,000,075
    Genetech, Inc. +                                     8,200         1,195,150
    Genzyme Corp. +                                     18,600           711,450
    Gilead Sciences, Inc. +                              3,400           214,838
    IDEC Pharmaceuticals Corp. +                        10,000         1,161,875
    Immunex Corp. +                                      8,800           554,400
    Eli Lilly & Co.                                      9,300           640,538
    MedImmune, Inc. +                                   12,600         1,411,200
    Merck & Co., Inc.                                   26,500         2,108,406
    Mylan Laboratories, Inc.                            12,300           220,631
    Pfizer, Inc.                                        50,800         2,006,600
    Pharmacia & Upjohn, Inc.                            21,800         1,175,838
    QLT PhotoTherapeutics, Inc.                          8,000           339,000
    Schering-Plough Corp.                               30,300         1,499,850

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Health Sciences Fund
Statement of Net Assets (cont'd)--October 31, 1999
--------------------------------------------------------------------------------

                                                        Number
                                                          of
                                                        Shares         Value
                                                        ------         -----
COMMON STOCK (cont'd)
Pharmaceuticals (cont'd)
    SmithKline Beecham PLC ADR                          11,700       $   748,800
    Teva Pharmaceutical Industries, Ltd. PLC ADR         4,700           227,363
    Warner-Lambert Co.                                  29,900         2,386,394
                                                                     -----------
                                                                      25,779,295
                                                                     -----------
TOTAL COMMON STOCK (Cost $33,932,475)                                 45,652,665
                                                                     -----------
SHORT TERM INVESTMENTS (3.4%)
    RBB Money Market Portfolio
    (Cost $1,630,645)                                1,630,645         1,630,645
                                                                     -----------
TOTAL INVESTMENTS AT VALUE (99.4%)
    (Cost $35,563,120*)                                               47,283,310

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                             290,611
                                                                     -----------
NET ASSETS (applicable to 3,187,906
   Common Class shares) (100.0%)                                     $47,573,921
                                                                     ===========
NET ASSET VALUE, offering and redemption price
   per Common Class share
   ($47,573,921 (divided by) 3,187,906)                              $     14.92
                                                                     ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
+    Non-income producing security.
*    Costs for federal income tax purposes is ($35,645,067)

                 See Accompanying Notes to Financial Statements.


Warburg Pincus Domestic Equity Funds
Statements of Operations
For the Year Ended October 31, 1999
-----------------------------------------------------------------------------------

                                                   Warburg Pincus   Warburg Pincus
                                                      Balanced      Growth & Income
                                                        Fund             Fund
                                                   --------------   ---------------
Investment Income:
    Dividends                                      $   255,133       $ 10,727,468
    Interest                                           880,373          2,972,639
    Foreign taxes withheld                              (3,151)          (175,401)
                                                   -----------       ------------
      Total investment income                        1,132,355         13,524,706
                                                   -----------       ------------
Expenses:
    Investment advisory                                309,584          5,661,576
    Administrative services                             95,381          1,772,719
    Audit                                               10,114             29,340
    Custodian/Sub-custodian                             23,144            132,730
    Directors/Trustees                                  12,755             14,550
    Insurance                                            1,715             15,289
    Interest                                               336              7,945
    Legal                                                9,905             50,580
    Printing                                            31,451            208,408
    Registration                                        33,047              8,295
    Shareholder servicing/distribution                  86,585            429,220
    Transfer agent                                      51,834            667,793
    Miscellaneous                                       11,935             35,575
                                                   -----------       ------------
                                                       677,135          9,034,020
    Less: fees waived, expenses reimbursed and
      transfer agent offsets                          (212,820)           (14,336)
                                                   -----------       ------------
      Total expenses                                   464,966          9,019,684
                                                   -----------       ------------
        Net investment income                          667,389          4,505,022
                                                   -----------       ------------
Net Realized and Unrealized Gain (Loss)
  from Investments and Foreign Currency
  Related Items:
    Net realized gain from security
      transactions and foreign currency
      related items                                  4,039,161        119,379,070
    Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency related items                  (264,449)        (7,555,427)
                                                   -----------       ------------
        Net realized and unrealized gain
          from investments and foreign
          currency related items                     3,774,712        111,823,643
                                                   -----------       ------------
Net increase in net assets resulting
  from operations                                  $ 4,442,101       $116,328,665
                                                   ===========       ============

--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.


Warburg Pincus Domestic Equity Funds
Statements of Operations
For the Year Ended October 31, 1999
-------------------------------------------------------------------------------------------------------------------

                                                                             Warburg Pincus        Warburg Pincus
                                                                          Capital Appreciation    Health & Sciences
                                                                                  Fund                  Fund
                                                                          --------------------    -----------------
Investment Income:
    Dividends                                                                $   4,735,167           $   431,505
    Interest                                                                     2,172,127               192,492
    Foreign taxes withheld                                                         (73,752)                    0
                                                                             -------------           -----------
      Total investment income                                                    6,833,542               623,997
                                                                             -------------           -----------
Expenses:
    Investment advisory                                                          6,198,244               645,438
    Administrative services                                                      1,678,417               132,145
    Audit                                                                           33,354                12,447
    Custodian/Sub-custodian                                                        147,270                19,304
    Directors/Trustees                                                              15,517                12,883
    Insurance                                                                       12,574                 2,375
    Interest                                                                         8,978                 2,432
    Legal                                                                           64,935                21,218
    Offering/Organizational costs                                                        0                 5,909
    Printing                                                                       128,864                12,116
    Registration                                                                   104,349                33,048
    Shareholder servicing/distribution                                             148,878               161,360
    Transfer agent                                                                 454,077               138,308
    Miscellaneous                                                                   36,178                15,117
                                                                             -------------           -----------
                                                                                 9,031,635             1,212,743
    Less: fees waived, expenses reimbursed and transfer agent offsets              (16,234)             (188,214)
                                                                             -------------           -----------
      Total expenses                                                             9,015,401             1,025,886
                                                                             -------------           -----------
        Net investment (loss)                                                   (2,181,859)             (401,889)
                                                                             -------------           -----------
Net Realized and Unrealized Gain from Investments and
  Foreign Currency Related Items:
    Net realized gain from security transactions                               120,985,252             1,887,922
    Net change in unrealized appreciation (depreciation) from
      investments and foreign currency related items                           146,455,307             1,071,423
                                                                             -------------           -----------
        Net realized and unrealized gain from investments                      267,440,559             2,959,345
                                                                             -------------           -----------
Net increase in net assets resulting from operations                           265,258,700           $ 2,557,456
                                                                             =============           ===========

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank


Warburg Pincus Domestic Equity Funds
Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------

                                                                           Warburg Pincus
                                                                           Balanced Fund
                                                                  ------------------------------
                                                                  For the Year      For the Year
                                                                     Ended             Ended
                                                                   October 31,       October 31,
                                                                      1999              1998
                                                                  ------------      ------------
From Operations:
  Net investment income (loss)                                    $    667,389      $    683,836
  Net realized gain (loss) from security transactions                4,039,738         2,812,164
  Net realized (loss) from foreign currency related items                 (577)             (135)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                    (264,449)       (1,287,911)
                                                                  ------------      ------------
  Net increase in net assets resulting from operations               4,442,101         2,207,954
                                                                  ------------      ------------
Net Decrease From Dividends and Distributions:
  Dividends from net investment income:
    Common Class shares                                               (693,463)         (719,467)
    Advisor Class shares                                                (3,960)           (2,872)
  Distributions from realized gains:
    Common Class shares                                             (2,782,788)       (3,441,034)
    Advisor Class shares                                               (16,488)          (14,992)
                                                                  ------------      ------------
  Net decrease in net assets from dividends and distributions       (3,496,699)       (4,178,365)
                                                                  ------------      ------------
From Capital Share Transactions:
  Proceeds from sale of shares                                       7,292,072        11,352,063
  Reinvested dividends and distributions                             3,342,592         4,064,531
  Net asset value of shares redeemed                               (14,218,841)      (16,188,224)
                                                                  ------------      ------------
    Net increase (decrease) in net assets from capital share
      transactions                                                  (3,584,177)         (771,630)
                                                                  ------------      ------------
  Net increase (decrease) in net assets                             (2,638,755)       (2,742,041)
Net Assets:
  Beginning of year                                                 35,709,713        38,451,754
                                                                  ------------      ------------
  End of year                                                     $ 33,070,938      $ 35,709,713
                                                                  ============      ============
  Undistributed net investment income                             $     50,302      $     74,933
                                                                  ============      ============

Warburg Pincus Domestic Equity Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      Warburg Pincus                        Warburg Pincus
                                                                   Growth & Income Fund                Capital Appreciation Fund
                                                              -------------------------------      --------------------------------
                                                               For the Year     For the Year       For the Year       For the Year
                                                                 Ended             Ended              Ended              Ended
                                                               October 31,       October 31,        October 31,        October 31,
                                                                   1999              1998                1999              1998
                                                              -------------     -------------     ---------------     -------------
From Operations:
  Net investment income (loss)                                $   4,505,022     $   6,380,894     $    (2,181,859)    $     210,812
  Net realized gain (loss) from security transactions           119,380,196        24,894,866         120,985,252        29,522,830
  Net realized (loss) from foreign currency related items            (1,126)           (3,613)                  0                 0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items               (7,555,427)       24,414,986         146,455,307        48,854,862
                                                              -------------     -------------     ---------------     -------------
  Net increase in net assets resulting from operations          116,328,665        55,687,133         265,258,700        78,588,504
                                                              -------------     -------------     ---------------     -------------
Net Decrease From Dividends and Distributions:
  Dividends from net investment income:
    Common Class shares                                          (4,530,686)       (5,674,968)           (220,220)       (2,188,710)
    Advisor Class shares                                           (156,348)         (427,925)                  0                 0
  Distributions from realized gains:
    Common Class shares                                         (21,637,029)      (96,860,727)        (29,615,988)     (106,778,405)
    Advisor Class shares                                         (2,951,282)      (14,171,470)         (1,286,536)       (6,058,534)
                                                              -------------     -------------     ---------------     -------------
  Net decrease in net assets from dividends and distributions   (29,275,345)     (117,135,090)        (31,122,744)     (115,025,649)
                                                              -------------     -------------     ---------------     -------------
From Capital Share Transactions:
  Proceeds from sale of shares                                  205,453,087       386,958,954         366,818,755       232,010,450
  Reinvested dividends and distributions                         28,469,978       113,559,285          29,488,316       111,165,032
  Net asset value of shares redeemed                           (447,327,821)     (334,997,984)       (268,968,150)     (254,935,850
                                                              -------------     -------------     ---------------     -------------
    Net increase (decrease) in net assets from capital share
      transactions                                             (213,404,756)      165,520,255         127,338,921        88,238,632
                                                              -------------     -------------     ---------------     -------------
  Net increase (decrease) in net assets                        (126,351,436)      104,072,298         361,474,877        51,801,488
Net Assets:
  Beginning of year                                             800,205,636       696,133,338         673,493,680       621,692,192
                                                              -------------     -------------     ---------------     -------------
  End of year                                                 $ 673,854,200     $ 800,205,636     $ 1,034,968,557     $ 673,493,680
                                                              =============     =============     ===============     =============
  Undistributed net investment income                         $      94,711     $     277,849     $             0     $      99,693
                                                              =============     =============     ===============     =============


Warburg Pincus Domestic Equity Funds
Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------

                                                                         Warburg Pincus
                                                                      Health Sciences Fund
                                                                  -----------------------------
                                                                  For the Year     For the Year
                                                                     Ended            Ended
                                                                   October 31,      October 31,
                                                                      1999             1998
                                                                  ------------     ------------
From Operations:
  Net investment income (loss)                                    $   (401,889)    $   (252,273)
  Net realized gain (loss) from security transactions                1,887,922       (2,123,333)
  Net realized (loss) from foreign currency related items                    0                0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                   1,071,423        8,834,442
                                                                  ------------     ------------
  Net increase in net assets resulting from operations               2,557,456        6,458,836
                                                                  ------------     ------------
Net Decrease From Dividends and Distributions:
  Dividends from net investment income:
    Common Class shares                                                      0          (65,740)
    Advisor Class shares                                                     0                0
  Distributions from realized gains:
    Common Class shares                                                      0       (1,174,998)
    Advisor Class shares                                                     0                0
                                                                  ------------     ------------
  Net decrease in net assets from dividends and distributions                0       (1,240,738)
                                                                  ------------     ------------
From Capital Share Transactions:
  Proceeds from sale of shares                                      35,244,741       79,882,699
  Reinvested dividends and distributions                                     0        1,167,405
  Net asset value of shares redeemed                               (54,564,366)     (40,178,401)
                                                                  ------------     ------------
    Net increase (decrease) in net assets from capital share
      transactions                                                 (19,319,625)      40,871,703
                                                                  ------------     ------------
  Net increase (decrease) in net assets                            (16,762,169)      46,089,801
Net Assets:
  Beginning of year                                                 64,336,090       18,246,289
                                                                  ------------     ------------
  End of year                                                     $ 47,573,921     $ 64,336,090
                                                                  ============     ============
  Undistributed net investment income                             $          0     $          0
                                                                  ============     ============

                 See Accompanying Notes to Financial Statements.


Warburg Pincus Balanced Fund
Financial Highlights
(For a Common Class share of the Fund Outstanding Throughout Each Period)
------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED:                                    1999         1998        1997**         1997+        1996+        1995+
                                                ------       ------       ------        ------       ------       ------
Per-share data
Net asset value,
  beginning of period                          $ 13.50      $ 14.38      $ 14.24       $ 11.94      $ 11.12      $ 11.01
                                               -------      -------      -------       -------      -------      -------
Investment activities:
  Net investment income                           0.27         0.25         0.03          0.23         0.16         0.21
  Net gains on investments
    (both realized and
    unrealized)                                   1.45         0.42         0.16          2.46         0.94         1.72
                                               -------      -------      -------       -------      -------      -------
      Total from investment
       activities                                 1.72         0.67         0.19          2.69         1.10         1.93
                                               -------      -------      -------       -------      -------      -------
Less Dividends and Distributions:
  Dividends from net investment income           (0.28)       (0.26)       (0.05)        (0.24)       (0.13)       (0.31)
  Distributions from realized capital gains      (1.06)       (1.29)        --           (0.15)       (0.15)       (1.51)
                                               -------      -------      -------       -------      -------      -------
      Total dividends and distributions          (1.34)       (1.55)       (0.05)        (0.39)       (0.28)       (1.82)
                                               -------      -------      -------       -------      -------      -------
Net asset value, end of period                 $ 13.88      $ 13.50      $ 14.38       $ 14.24      $ 11.94      $ 11.12
                                               =======      =======      =======       =======      =======      =======
      Total return                               13.61%        5.33%        1.30%++      23.03%        9.99%       21.56%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                               $32,805      $35,542      $38,294       $38,926      $30,853       $5,342
Ratio of expenses to
  average net assets                              1.35%@       1.35%@       1.35%*@       1.35%@       1.53%@       1.53%@
    Ratio of net income to
      average net assets                          1.94%        1.76%        1.38%*        1.76%        1.66%        2.30%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                               .62%         .62%         .68%*         .55%         .90%        4.51%
Portfolio turnover rate                            116%         132%          15%++        120%         108%         107%

--------------------------------------------------------------------------------
**   For the two months ended October 31, 1997.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+    For the year ended August 31.
++   Non-annualized.
*    Annualized.

                 See Accompanying Notes to Financial Statements.


Warburg Pincus Growth & Income Fund
Financial Highlights
(For a Common Class share of the Fund Outstanding Throughout Each Period)
------------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                            1999         1998        1997**        1997+        1996+        1995+
                                       --------     --------     --------     --------     --------     ----------
Per-share data
Net asset value,
  beginning of period                  $  16.97     $  18.56     $  18.44     $  14.90     $  16.40     $    14.56
                                       --------     --------     --------     --------     --------     ----------
Investment activities:
  Net investment income                    0.13         0.14         0.02         0.14         0.11           0.22
  Net gains (losses) on
    investments (both realized
    and unrealized)                        2.49         1.36         0.14         3.53        (0.66)          1.98
                                       --------     --------     --------     --------     --------     ----------
      Total from investment
       activities                          2.62         1.50         0.16         3.67        (0.55)          2.20
                                       --------     --------     --------     --------     --------     ----------
Less Dividends and Distributions:
  Dividends from net
    investment income                     (0.13)       (0.14)       (0.04)       (0.13)       (0.14)         (0.18)
  Distributions from realized
    capital gains                         (0.53)       (2.95)          --           --        (0.81)         (0.18)
                                       --------     --------     --------     --------     --------     ----------
      Total dividends and
       distributions                      (0.66)       (3.09)       (0.04)       (0.13)       (0.95)         (0.36)
                                       --------     --------     --------     --------     --------     ----------
Net asset value, end of period         $  18.93     $  16.97     $  18.56     $  18.44     $  14.90     $    16.40
                                       --------     --------     --------     --------     --------     ----------
      Total return                        15.77%        9.11%        0.85%++     24.78%       (3.54)%        15.62%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                       $602,282     $703,808     $608,205     $601,159     $727,627     $1,038,193
Ratio of expenses to
  average net assets                       1.14%@       1.19%@       1.18%*@      1.15%@       1.21%@         1.22%
    Ratio of net income to
      average net assets                    .65%         .83%         .75%*        .80%         .69%          1.64%
Portfolio turnover rate                   78.29%       78.33%          19%++       148%          94%           109%
-------------------------------------------------------------------------------------------------------------------

**   For the two months ended October 31, 1997.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+    For the year ended August 31.
++   Non-annualized.
*    Annualized.

                 See Accompanying Notes to Financial Statements.


Warburg Pincus Capital Appreciation Fund
Financial Highlights
(For a Common Class share of the Fund Outstanding Throughout Each Year)
----------------------------------------------------------------------------------------------------------------
YEAR ENDED:                                          1999          1998         1997        1996          1995
                                                  ----------     --------     --------    ---------     --------
Per-share data
Net asset value,
  beginning of year                               $   19.52      $  21.09      $ 17.95     $  16.39       $ 14.29
                                                  ----------     --------     --------     --------     --------
Investment activities:
  Net investment income (loss)                         (0.05)        0.01         0.11         0.08         0.04
  Net gains on investments
    (both realized and unrealized)                      7.27         2.31         4.93         3.53         3.08
                                                  ----------     --------     --------     --------     --------
      Total from investment
       activities                                       7.22         2.32         5.04         3.61         3.12
                                                  ----------     --------     --------     --------     --------
Less Dividends and Distributions:
  Dividends from net investment income                 (0.01)       (0.08)       (0.10)       (0.01)       (0.04)
  Distributions from realized capital gains            (0.91)       (3.81)       (1.80)       (2.04)       (0.98)
                                                  ----------     --------     --------     --------     --------
      Total dividends and distributions                (0.92)       (3.89)       (1.90)       (2.05)       (1.02)
                                                  ----------     --------     --------     --------     --------
Net asset value, end of year                      $    25.82     $  19.52     $  21.09     $  17.95     $  16.39
                                                  ----------     --------     --------     --------     --------
      Total return                                     38.28%       12.75%       30.98%       24.67%       24.05%

Ratios/Supplemental Data:
Net assets, end of year
  (000s omitted)                                  $1,005,670     $646,657     $587,091     $407,707     $235,712
Ratio of expenses to average net assets                 1.01%@       1.00%@       1.01%@       1.04%@       1.12%@
    Ratio of net income (loss) to
      average net assets                                (.23)%        .05%         .54%         .59%         .31%
Portfolio turnover rate                                  144%         169%         238%         171%         146%
----------------------------------------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares net expense ratio by .01%, .00%, .01% and .01% for the year or period ended October 31, 1999, 1998, 1997, and 1996 respectively. The Common Shares' operating expense ratio after reflecting these arrangements were 1.00% for the years ended October 31, 1999, 1998, 1997 and 1.03% for the year ended October 31, 1996.

                 See Accompanying Notes to Financial Statements.


Warburg Pincus Health Sciences Fund
Financial Highlights
(For a Common Class share of the Fund Outstanding Throughout Each Period)
------------------------------------------------------------------------------------------------
PERIOD ENDED:                                               1999            1998          1997**
                                                          -------         -------        -------
Per-share data
Net asset value, beginning of period                      $ 14.41         $ 12.22        $ 10.00
                                                          -------         -------        -------
Investment activities:
  Net investment loss                                       (0.13)          (0.06)         (0.02)
  Net gains on investments (both realized and unrealized)    0.64            2.97           2.24
                                                          -------         -------        -------
      Total from investment activities                       0.51            2.91           2.22
                                                          -------         -------        -------
Less Dividends and Distributions:
  Dividends from net investment income                       0.00           (0.04)          0.00
  Distributions from realized capital gains                  0.00           (0.68)          0.00
                                                          -------         -------        -------
      Total dividends and distributions                      0.00           (0.72)          0.00
                                                          -------         -------        -------
Net asset value, end of period                            $ 14.92         $ 14.41        $ 12.22
                                                          =======         =======        =======
      Total return                                           3.54%          25.25%         22.20%+

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)                  $47,574         $64,336        $18,246
Ratio of expenses to average net assets                      1.59%@          1.59%@         1.59%@*
  Ratio of net income (loss) to average net assets           0.62%          (0.58)%         (.24)%*
  Decrease reflected in above operating expense
    ratios due to waviers/reimbursements                     0.29%           0.38%          1.83%*
Portfolio turnover rate                                    146.31%          62.89%        159.57%+
------------------------------------------------------------------------------------------------

** For the two months ended December 31, 1996 (commencement of operations) through October 31, 1997.

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

+  Non-annualized.

*  Annualized.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements
October 31, 1999
--------------------------------------------------------------------------------

1. Significant Accounting Policies

     The Warburg Pincus Balanced Fund (the "Balanced Fund"), Warburg Pincus Growth & Income Fund (the "Growth & Income Fund"), Warburg Pincus Capital Appreciation Fund (the "Capital Appreciation Fund"), and the Warburg Pincus Health Sciences Fund (the "Health Sciences Fund") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies (each, a "Fund" and collectively, the "Funds").

     Investment objectives for each fund are as follows: the Balanced Fund seeks maximum total return through a combination of long-term growth of capital, and current income consistent with preservation of capital; the Growth & Income Fund seeks long-term growth of capital, income and a reasonable current return; the Capital Appreciation Fund seeks long-term capital appreciation and the Health Sciences Fund seeks capital appreciation.

     Each Fund may invest up to 15% of its assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

     Each Fund (except the Health Sciences Fund) offers two classes of shares, one class being referred to as the Common Class shares and one class being referred to as Advisor Class shares. Common and Advisor Class shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Balanced Fund and the Health Sciences Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed .25% of the average daily net asset value of each Fund's Common Class share. Advisor Class shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets.

     The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's Board. Short-term investments that mature in 60 days or less are valued on the basis of

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees and transfer agent fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. Effective November 1, 1998, class-specific expenses no longer include transfer agent fees; accordingly these fees will be allocated proportionately based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually (except with respect to the Growth & Income Fund and the Balanced Fund for which dividends, if any, are paid quarterly). However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

amended ("the Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management LLC, ("CSAM LLC"), can transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterparty to the agreement, retention of the collateral may be subject to legal proceedings. At October 31, 1999 the Funds had no investments in repurchase agreements.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended October 31, 1999, the Funds received credits or reimbursements under this arrangement as follows:

           Fund                                           Amount
           ----                                          -------
           Balanced                                      $   651
           Growth & Income                                14,336
           Capital Appreciation                           16,234
           Health Sciences                                 1,357

2. Investment Adviser, Co-Administrators and Distributor

     On July 6, 1999, CSAM LLC became each Funds' investment adviser as a result of the previously announced acquisition of Warburg Pincus Asset Management, Inc. ("Warburg Pincus") by Credit Suisse Group ("Credit Suisse"). Warburg Pincus was combined with CSAM LLC, which is an indirect wholly-owned U.S. subsidiary of Credit Suisse. For its investment advisory services, CSAM LLC receives the following fees based on each Fund's average daily net assets:

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

           Fund                                          Annual Rate
           ----                               ---------------------------------
           Balanced                            .90% of average daily net assets
           Growth & Income                     .75% of average daily net assets
           Capital Appreciation                .70% of average daily net assets
           Health Sciences                    1.00% of average daily net assets

   For the year ended October 31, 1999, investment advisory fees, voluntary waivers and reimbursements were as follows:

                                      Gross                             Net           Expense
           Fund                   Advisory Fee        Waiver       Advisory Fee    Reimbursements
           ----                   ------------      ----------     ------------    --------------
           Balanced                $  309,584       $(160,572)      $  149,012        $       0
           Growth & Income          5,661,576               0        5,661,576                0
           Capital Appreciation     6,198,244               0        6,198,244                0
           Health Sciences            645,438        (154,130)         491,308          (10,449)

   Counsellors Funds Service, Inc. ("CFSI"), a wholly-owned subsidiary of CSAM LLC served as co-administrator of each Fund until November 1, 1999. On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp. ("PNC"), also serves as each Fund's co-administrator. For administrative services, CSAM LLC currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the year ended October 31, 1999, administrative services fees were as follows:

           Fund                                          Co-Administration Fee
           ----                                          ---------------------
           Balanced                                            $ 34,398
           Growth & Income                                      758,552
           Capital Appreciation                                 885,463
           Health Sciences                                       64,544

   For administrative services, PFPC currently receives a fee, exclusive of out-of-pocket expenses, calculated as follows:

                                           Average Daily
           Fund                             Net Assets               Annual Rate
           ----                            -------------             -----------
           Balanced Fund & Growth
            & Income Fund               First $500 million              0.15%
                                         Next $1 Billion                0.10%
                                        Over $1.5 Billion               0.05%
           Capital Appreciation Fund
            & Health Sciences Fund      First $500 million              0.10%
                                         Next $1 Billion               0.075%
                                        Over $1.5 Billion               0.05%
                                        ==================              =====

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

     For the year ended October 31, 1999, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                                 Net
Fund                     Co-Administration Fee          Waiver           Co-Administration Fee
----                     ---------------------          ------           ---------------------
Balanced                      $   60,983               $(51,597)            $    9,386
Growth & Income                1,014,167                      0              1,014,167
Capital Appreciation             792,954                      0                792,954
Health Sciences                   67,601                (22,278)                45,323

     CSAMSI serves as each Fund's distributor. No compensation is paid by the Common Class shares of Capital Appreciation Fund or the Growth & Income Fund to CSAMSI for distribution services. Provident Distributors, Inc. will become each Fund's distributor effective January 3, 2000. For its selling services, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares of the Balanced Fund and the Health Sciences Fund pursuant to a shareholder servicing and distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. For its shareholder servicing and distribution services, CSAMSI receives a fee at an annual rate of .50%, of the average daily net assets of each Funds' Advisor Shares pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act which CSAMSI may use to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 1999, shareholder servicing and distribution fees were as follows:

                                                     Shareholder Servicing/
           Fund                                         Distribution Fee
           ----                                      ----------------------
           Balanced
            Common shares                                    $ 85,406
            Advisor shares                                      1,179
                                                             --------
                                                             $ 86,585
                                                             ========
           Growth & Income
            Advisor shares                                   $429,220
                                                             ========
           Capital Appreciation
            Advisor shares                                   $148,878
                                                             ========
           Health Sciences
            Common shares                                    $161,360
                                                             ========

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

3. Line of Credit

     The Funds, together with other Funds advised by CSAM LLC, have established a $250 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent as well as certain other lenders, for temporary or emergency purposes primarily relating to unanticipated fund share redemptions. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participating funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal Funds rate plus .50%. At October 31, 1999 and during the year ended October 31, 1999, none of these Funds had borrowings under the Credit Facility.

4. Investments in Securities

     For the year ended October 31, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

           Fund                                Purchases              Sales
           ----                             --------------       --------------
           Balanced                         $   38,295,810       $   41,698,571
           Growth & Income                     550,275,978          754,668,888
           Capital Appreciation              1,275,213,797        1,209,258,203
           Health Sciences                      86,576,010          100,914,515

     At October 31, 1999, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                 Net Unrealized
                                     Unrealized    Unrealized     Appreciation
           Fund                     Appreciation  Depreciation   (Depreciation)
           ----                    -------------  -------------  ---------------
           Balanced                $  4,102,031   $   (979,455)   $  3,122,576
           Growth & Income          108,676,800    (19,512,359)     89,164,441
           Capital Appreciation     292,550,792     (8,520,543)    284,030,249
           Health Sciences           12,724,644     (1,086,401)     11,638,243

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

5. Forward Foreign Currency Contracts

     Each Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Each Fund will enter into forward contracts primarily for hedging purposes. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or the date on which an offsetting position is entered into. At October 31, 1999, there were no open forward foreign currency contracts.

6. Futures Contracts

     Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. At October 31, 1999, there were no open futures contracts for any of the Funds.

7. Capital Share Transactions

     The Balanced Fund, the Growth & Income Fund and the Health Sciences Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund (two billion shares for the Balanced Fund and the Growth & Income Fund) are designated as the Advisor Class shares. The Capital Appreciation Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares and an unlimited number are classified as the Advisor Class shares.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

7. Capital Share Transactions -- (cont'd)

     Transactions in shares of each Fund were as follows:

                                                                                 Balanced Fund
                                                           ------------------------------------------------------------
                                                               Common Class shares             Advisor Class shares
                                                           ----------------------------    ----------------------------
                                                              For the         For the         For the         For the
                                                            Year Ended      Year Ended      Year Ended      Year Ended
                                                            October 31,     October 31,     October 31,     October 31,
                                                               1999            1998            1999            1998
                                                           ------------    ------------    ------------    ------------
Shares sold                                                     524,219         827,546          11,886           7,713
Shares issued to shareholders on reinvestment
  of dividends                                                  257,288         313,898           1,599           1,373
Shares redeemed                                              (1,050,316)     (1,172,690)         (6,792)         (7,587)
                                                           ------------    ------------    ------------    ------------
Net increase (decrease) in shares outstanding                  (268,809)        (31,246)          6,693           1,499
                                                           ============    ============    ============    ============
Proceeds from sale of shares                               $  7,131,433    $ 11,246,690    $    160,639    $    105,373
Reinvested dividends and distributions                        3,321,981       4,046,855          20,611          17,676
Net asset value of shares redeemed                          (14,129,108)    (16,087,173)        (89,733)       (101,051)
                                                           ------------    ------------    ------------    ------------
Net increase (decrease) from capital share
  transactions                                             $ (3,675,694)   $   (793,628)   $     91,517    $     21,998
                                                           ============    ============    ============    ============


                                                                              Growth & Income Fund
                                                        -----------------------------------------------------------------
                                                              Common Class shares              Advisor Class shares
                                                        ------------------------------    -------------------------------
                                                           For the          For the          For the            For the
                                                          Year Ended       Year Ended       Year Ended         Year Ended
                                                          October 31,      October 31,      October 31,        October 31,
                                                             1999             1998             1999               1998
                                                        -------------    -------------    -------------      -------------
Shares sold                                                 9,715,085       20,772,224        1,320,026          1,286,304
Shares issued to shareholders on reinvestment
  of dividends                                              1,448,225        6,140,028          178,885            907,279
Shares redeemed                                           (20,825,196)     (18,200,978)      (3,400,047)        (1,249,695)
                                                        -------------    -------------    -------------      -------------
Net increase (decrease) in shares outstanding              (9,661,886)       8,711,274       (1,901,136)           943,888
                                                        =============    =============    =============      =============
Proceeds from sale of shares                            $ 180,951,663    $ 364,404,734    $  24,501,424      $  22,554,220
Reinvested dividends and distributions                     25,362,924       98,961,339        3,107,054         14,597,946
Net asset value of shares
redeemed                                                 (384,878,733)    (313,659,176)     (62,449,088)       (21,338,807)
                                                        -------------    -------------    -------------      -------------
Net increase (decrease) from capital share
  transactions                                          $(178,564,146)   $ 149,706,897    $ (34,840,610)     $  15,813,359
                                                        =============    =============    =============      =============

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

7. Capital Share Transactions -- (cont'd)

                                                                                   Capital Appreciation Fund
                                                             ----------------------------------------------------------------------
                                                                   Common Class shares                   Advisor Class shares
                                                             --------------------------------      --------------------------------
                                                                For the           For the            For the            For the
                                                               Year Ended        Year Ended         Year Ended         Year Ended
                                                               October 31,       October 31,        October 31,        October 31,
                                                                  1999              1998               1999               1998
                                                             -------------      -------------      -------------      -------------
Shares sold                                                     15,338,565         11,397,212            344,236            213,912
Shares issued to shareholders on reinvestment
  of dividends                                                   1,395,652          5,891,863             64,497            343,403
Shares redeemed                                                (10,915,776)       (12,000,823)          (646,495)          (822,591)
                                                             -------------      -------------      -------------      -------------
Net increase (decrease) in shares outstanding                    5,818,441          5,288,252           (237,760)          (265,277)
                                                             =============      =============      =============      =============
Proceeds from sale of shares                                 $ 358,830,227      $ 227,847,570      $   7,988,528      $   4,162,880
Reinvested dividends and distributions                          28,206,125        105,110,845          1,282,191          6,054,187
Net asset value of shares
redeemed                                                      (253,908,501)      (238,511,569)       (15,059,649)       (16,425,281)
                                                             -------------      -------------      -------------      -------------
Net increase (decrease) from capital share
  transactions                                               $ 133,127,851      $  94,446,846      $  (5,788,930)     $  (6,208,214)
                                                             =============      =============      =============      =============

                                                         Health Sciences
                                                   ----------------------------
                                                       Common Class shares
                                                   ----------------------------
                                                      For the        For the
                                                    Year Ended      Year Ended
                                                    October 31,     October 31,
                                                       1999            1998
                                                   ------------    ------------
Shares sold                                           2,314,620       5,822,876
Shares issued to shareholders on reinvestment
  of dividends                                                0         101,162
Shares redeemed                                      (3,590,606)     (2,953,447)
                                                   ------------    ------------
Net increase (decrease) in shares outstanding        (1,275,986)      2,970,591
                                                   ============    ============
Proceeds from sale of shares                       $ 35,244,741    $ 79,882,699
Reinvested dividends                                          0       1,167,405
Net asset value of shares redeemed                  (54,564,366)    (40,178,401)
                                                   ------------    ------------
Net increase (decrease) from capital share
  transactions                                     $(19,319,625)   $ 40,871,703
                                                   ============    ============

8. Liabilities

     At October 31, 1999, each Fund had the following liabilities:

                                                                                         Capital             Health
                                                Balanced         Growth & Income      Appreciation           Sciences
                                                  Fund                Fund                Fund                 Fund
                                               -----------       ---------------      ------------         -----------
Payable for securities purchased               $   661,427         $13,228,045         $23,772,710         $         0
Investment advisory fee payable                      8,925             427,920             583,364               6,486
Administration services fee payable                  2,768              57,056              83,338               4,021
Distribution fees payable                            7,948             130,605              47,928              10,053
Fund shares redeemed payable                         4,894           4,613,544           1,352,793             196,320

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

9. Net Assets

     At October 31, 1999, capital contributions, undistributed net investment income (loss) and accumulated net realized gain (loss) on security transactions have been adjusted for current year permanent book/tax differences. The Balanced Fund and the Growth and Income Fund reclassified $(577) and $(1,126), respectively, from accumulated net realized gain/(loss) from foreign currency related items to undistributed net investment income. The Balanced Fund reclassified $107 in paydown gains from accumulated net realized gain from security transactions to undistributed net investment income. The Balanced Fund and the Capital Appreciation Fund reclassified distributions of $(5,872) and $(156,197) respectively, from undistributed net investment income to accumulated net realized gain from security transactions. The Health Sciences Fund reclassified net current year net investment loss of $(401,889) from undistributed net investment income to capital contributions. The Capital Appreciation Fund reclassified current year net investment loss of $(2,146,188) from undistributed net investment income to accumulated net realized gain from security transactions.

     Net Assets at October 31, 1999 consisted of the following:

                                                                                                  Capital           Health
                                                             Balanced       Growth & Income    Appreciation        Sciences
                                                               Fund              Fund              Fund              Fund
                                                          --------------    ---------------   --------------    --------------
Capital contributed, net                                  $   25,876,261    $  465,680,122    $  633,634,558    $   36,098,328
Undistributed net investment income                               50,302            94,711                 0                 0
Accumulated net realized gain (loss) from security
  transactions                                                 3,999,066       118,544,189       115,546,436          (244,597)
Net unrealized appreciation from investments
  and foreign currency related items                           3,145,309        89,535,178       285,787,563        11,720,190
                                                          --------------    --------------    --------------    --------------
Net assets                                                $   33,070,938    $  673,854,200    $1,034,968,557    $   47,573,921
                                                          ==============    ==============    ==============    ==============

10. Capital Loss Carryover

     At October 31, 1999, capital loss carryovers available to offset possible future capital gains of the Health Sciences Fund were as follows:

                  Capital Loss Carryover          Total Capital
                     Expiring in 2006            Loss Carryover
                  ----------------------         --------------
                         $162,650                   $162,650

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

11. Other Financial Highlights

     Each Fund (other than the Health Sciences Fund) currently offers one other class of shares, Advisor Class shares, representing equal pro rata interest in each of the respective Warburg Pincus Equity Funds. The financial highlights for an Advisor Class share of each fund are as follows:

                                                                           Warburg Pincus Balanced Fund
                                                          -----------------------------------------------------------
                                                                               Advisor Class shares
                                                          -----------------------------------------------------------
                                                                          For the Year Ended October 31,
                                                          -----------------------------------------------------------
                                                           1999          1998    1997**    1997#     1996     1995##
                                                          ------        ------   ------    ------   -------   -------
PERIOD ENDED:
Per-share data
  Net asset value, beginning of period                    $13.47        $14.37   $14.22    $11.94   $ 11.13   $ 10.72
                                                          ------        ------   ------    ------   -------   -------
Investment activities:
  Net investment income/(loss)                              0.26          0.21     0.03     (0.02)     0.37      0.01
  Net gains on investment securities
    (both realized and unrealized)                          1.43          0.41     0.15      2.67      0.68      0.40
                                                          ------        ------   ------    ------   -------   -------
      Total from investment activities                      1.69          0.62     0.18      2.65      1.05      0.41
                                                          ------        ------   ------    ------   -------   -------
Less dividends and distributions:
  Dividends from net investment income                     (0.25)        (0.23)   (0.04)    (0.22)    (0.09)     0.00
  Distributions from realized capital gains                (1.06)        (1.29)    0.00     (0.15)    (0.15)     0.00
                                                          ------        ------   ------    ------   -------   -------
      Total dividends and distributions                    (1.31)        (1.52)   (0.04)    (0.37)    (0.24)     0.00
                                                          ------        ------   ------    ------   -------   -------
Net asset value, end of period                            $13.85        $13.47   $14.37    $14.22   $ 11.94   $ 11.13
                                                          ======        ======   ======    ======   =======   =======
Total return                                               13.37%         4.93%    1.30%+   22.66%     9.56%     3.82%+
Ratios and supplemental data:
Net Assets, End of Period (000s omitted)                  $  265        $  168   $  158    $  149   $    12   $     1
    Ratio of expenses to average net assets                 1.60%@        1.60%@   1.60%@    1.60%@    1.71%     1.76%
    Ratio of net income to average net assets               1.69%         1.52%    1.13%*    1.53%    (4.11)%    2.00%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements.                 0.63%*        1.19%*   1.35%*    1.21%   203.35%   626.71%
Portfolio turnover rate                                      117%          132%      15%+     120%      108%      107%

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

+  Non-Annualized

*  Annualized.

** For the two months ended October 31, 1997.

#  For the year ended August 31.

## For the period July 31, 1995 (Commencement of Operations) to August 31,
   1995.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

11. Other Financial Highlights -- (cont'd)

                                                                           Warburg Pincus Growth & Income
                                                         ---------------------------------------------------------------
                                                                               Advisor Class shares
                                                         ---------------------------------------------------------------
                                                                           For the Year Ended October 31,
                                                         ---------------------------------------------------------------
                                                           1999          1998      1997**     1997#     1996#    1995##
                                                         -------        -------   -------    -------   -------   -------
PERIOD ENDED:
Per-share data
  Net asset value, beginning of period                   $ 16.96        $ 18.55   $ 18.42    $ 14.88   $ 16.38   $ 14.87
                                                         -------        -------   -------    -------   -------   -------
Investment activities:
  Net investment income                                     0.03           0.10      0.01       0.07      0.08      0.02
  Net gains (losses) on investment securities
    (both realized and unrealized)                          2.49           1.35      0.14       3.55     (0.69)     1.54
                                                         -------        -------   -------    -------   -------   -------
      Total from investment activities                      2.52           1.45      0.15       3.62     (0.61)     1.56
                                                         -------        -------   -------    -------   -------   -------
Less dividends and distributions:
  Dividends from net investment income                     (0.03)         (0.09)    (0.02)     (0.08)    (0.07)    (0.05)
  Distributions from realized capital gains                (0.53)         (2.95)     0.00       0.00     (0.81)     0.00
                                                         -------        -------   -------    -------   -------   -------
      Total dividends and distributions                    (0.56)         (3.04)    (0.02)    (0.08)     (0.89)    (0.05)
                                                         -------        -------   -------    -------   -------   -------
Net asset value, end of period                           $ 18.92        $ 16.96   $ 18.55    $ 18.42   $ 14.88   $ 16.38
                                                         =======        =======   =======    =======   =======   =======
Total return                                               15.20%          8.70%     0.81%+    24.37%    (3.92)%   10.49%+
Ratios and supplemental data:
Net Assets, End of Period (000s omitted)                 $71,572        $96,397   $87,929    $84,867   $79,565   $56,902
    Ratio of expenses to average net assets                 1.64%@         1.55%@    1.58%*@    1.54%@    1.59%@    1.92%*
Ratio of net income to average net assets                   0.15%          0.47%     0.35%*     0.43%     0.28%     0.43%*
Portfolio turnover rate                                    78.29%         78.33%*   19.00%+   148.00%    94.00%   109.00%

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares expense ratio by .01% for the year ended October 31, 1999 and .00%, for the year or period ended 1998, 1997, 1996 and 1995. The Advisor Class shares operating expense ratio after reflecting these arrangements was 1.63% for the year ended October 31, 1999.

+  Non-Annualized.

*  Annualized.

** For the two months ended October 31, 1997.

#  For the years ended August 31.

## For the period May 15, 1995 (Commencement of Operations) to August 31, 1995.

Warburg Pincus Domestic Equity Funds
Notes to Financial Statements (cont'd)
October 31, 1999
--------------------------------------------------------------------------------

11. Other Financial Highlights -- (cont'd)

                                                                      Warburg Pincus Capital Appreciation Fund
                                                              ---------------------------------------------------------
                                                                                 Advisor Class shares
                                                              ---------------------------------------------------------
                                                               1999         1998        1997        1996         1995
                                                              -------      -------     -------     -------      -------
YEAR ENDED:
Per-share data
  Net asset value, beginning of year                          $ 19.21      $ 20.82     $ 17.73     $ 16.26      $ 14.22
                                                              -------      -------     -------     -------      -------
Investment activities:
  Net investment income/(loss)                                  (0.20)       (0.09)       0.02        0.02         0.00
  Net gain on investments securities
    (both realized and unrealized)                               7.18         2.29        4.89        3.49         3.02
                                                              -------      -------     -------     -------      -------
      Total from investment activities                           6.98         2.20        4.91        3.51         3.02
                                                              -------      -------     -------     -------      -------
Less dividends and distributions:
  Dividends from net investment income                           0.00         0.00       (0.01)       0.00         0.00
  Distributions from net realized capital gains                 (0.91)       (3.81)      (1.81)      (2.04)
                                                              -------      -------     -------     -------      -------
      Total dividends and distributions                         (0.91)       (3.81)      (1.82)      (2.04)       (0.98)
                                                              -------      -------     -------     -------      -------
Net asset value, end of year                                  $ 25.28      $ 19.21     $ 20.82     $ 17.73      $ 16.26
                                                              =======      =======     =======     =======      =======
Total return                                                    37.62%+      12.23%      30.37%      24.15%       23.41%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)                      $29,299      $26,836     $34,601     $23,440      $11,594
  Ratio to average daily net assets
    Ratio of expenses to average net assets                      1.51%@       1.43%@      1.48%@      1.53%@       1.62%
    Ratio of net income or loss to average net assets           (0.73)%       0.39%       0.08%      (0.09)%      (0.18)%
Portfolio turnover rate                                        143.58%*     168.67%     238.11%     170.69%      146.09%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a deduction to the Advisor Class shares net expense ratio by .00%, .00% and .01% for the years ended October 31, 1999 and 1996 respectively. The Advisor Class shares operating expense ratio after reflecting these arrangements were 1.51%, 1.43%, 1.48% a for each of the years ended October 31, 1999, 1998, 1997 and 1996 respectively.

*

+

Warburg Pincus Funds
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of

Warburg, Pincus Balanced Fund, Inc.;
Warburg, Pincus Growth & Income Fund, Inc.;
Warburg, Pincus Capital Appreciation Fund, Inc. and
Warburg, Pincus Health Sciences Fund, Inc.:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Warburg, Pincus Balanced Fund, Inc., Warburg, Pincus Growth & Income Fund, Inc., Warburg, Pincus Capital Appreciation Fund, Inc. and Warburg, Pincus Health Sciences Fund, Inc. (all funds collectively referred to as the "Funds") at October 31, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 10, 1999

                                 ANNUAL REPORT

                                October 31, 1999

                          WARBURG PINCUS BALANCED FUND
                      WARBURG PINCUS GROWTH & INCOME FUND
                    WARBURG PINCUS CAPITAL APPRECIATION FUND
                      WARBURG PINCUS HEALTH SCIENCES FUND

                          Shareholder Meeting Results

A special meeting of shareholders of each Fund was held on May 21, 1999. At the special meeting, the following persons were elected as directors of each Fund, constituting the entire Board of Directors: Richard H. Francis, Jack W. Fritz, Jeffrey E. Garten, James S. Pasman, Jr., William W. Priest, Steven N. Rappaport, Arnold M. Reichman and Alexander B. Trowbridge.

In addition, shareholders of each Fund voted on the following matters:

Proposal 1:     Approval of a new investment advisory agreement
                between each Fund and Credit Suisse Asset
                Management, LLC.

Proposal 2:     Ratification of the selection of
                PricewaterhouseCoopers
                LLP as the independent accountants for each of
                the Funds for the fiscal year ending October 31,
                1999.

The voting results for each Fund were as follows:

Election of Directors:

 |BALANCED                             FOR         |      WITHHELD       |
 |Richard H. Francis             1,544,311.5703    |     17,748.6157     |
 |Jack W. Fritz                  1,544,210.5703    |     17,849.6157     |
 |Jeffrey E. Garten              1,548,093.7033    |     13,966.4827     |
 |James S. Pasman, Jr.           1,544,320.7033    |     17,739.4827     |
 |William W. Priest              1,545,518.7033    |     16,541.4827     |
 |Steven N. Rappaport            1,548,093.7033    |     13,966.4827     |
 |Arnold M. Reichman             1,547,992.7033    |     14,067.4827     |
 |Alexander B. Trowbridge        1,544,311.5703    |     17,748.6157     |

 |GROWTH & INCOME                      FOR         |      WITHHELD       |
 |Richard H. Francis             28,903,054.2077   |    627,294.4283     |
 |Jack W. Fritz                  28,889,291.1287   |    641,057.5073     |
 |Jeffrey E. Garten              28,917,084.2537   |    613,264.3823     |
 |James S. Pasman, Jr.           28,894,060.3787   |    636,288.2573     |
 |William W. Priest              28,954,636.9707   |    575,711.6653     |
 |Steven N. Rappaport            28,903,851.2967   |    626,497.3393     |
 |Arnold M. Reichman             28,910,017.3467   |    620,331.2893     |
 |Alexander B. Trowbridge        28,893,206.5337   |    637,142.1023     |

 |CAPITAL APPRECIATION                 FOR         |      WITHHELD       |
 |Richard H. Francis             20,660,334.2201   |    478,342.2066     |
 |Jack W. Fritz                  20,659,992.6291   |    478,683.7976     |
 |Jeffrey E. Garten              20,660,657.1481   |    478,019.2786     |
 |James S. Pasman, Jr.           20,657,493.9960   |    481,181.9376     |
 |William W. Priest              20,657,242.5561   |    481,433.8706     |
 |Steven N. Rappaport            20,658,210.0711   |    480,466.3556     |
 |Arnold M. Reichman             20,660,525.0221   |    478,151.4046     |
 |Alexander B. Trowbridge        20,630,978.6351   |    507,697.7916     |

 |HEALTH SCIENCES                       FOR        |      WITHHELD       |
 |Richard H. Francis              3,197,183.5839   |     63,930.1981     |
 |Jack W. Fritz                   3,197,645.0939   |     63,468.6881     |
 |Jeffrey E. Garten               3,195,681.2239   |     65,432.5581     |
 |James S. Pasman, Jr.            3,198,882.1809   |     62,231.6011     |
 |William W. Priest               3,196,710.4169   |     64,403.3651     |
 |Steven N. Rappaport             3,196,539.3119   |     64,574.4701     |
 |Arnold M. Reichman              3,195,742.6259   |     65,371.1561     |
 |Alexander B. Trowbridge         3,194,014.7829   |     67,098.9991     |

Proposal 1:

                        |                |    GROWTH &     |    CAPITAL      |     HEALTH     |
                        |    BALANCED    |     INCOME      |  APPRECIATION   |    SCIENCES    |
                          --------------   ---------------   ---------------   --------------
                        |  TOTAL NUMBER  |  TOTAL NUMBER   |  TOTAL NUMBER   |  TOTAL NUMBER  |
                        |    OF VOTES    |    OF VOTES     |    OF VOTES     |    OF VOTES    |
  Approve               | 1,348,866.7727 | 23,846,929.1325 | 20,258,155.9861 | 3,095,756.3937 |
  Disapprove            |    35,932.0798 |    505,633.2185 |    251,592.5034 |   101,707.0210 |
  Abstain               |   177,261.3335 |    677,786.2850 |    628,927.9372 |    63,650.1779 |

Proposal 2:

                        |                |    GROWTH &     |    CAPITAL      |     HEALTH     |
                        | BALANCED FUND  |     INCOME      |  APPRECIATION   |    SCIENCES    |
                          --------------   ---------------   ---------------   --------------
                        |  TOTAL NUMBER  |  TOTAL NUMBER   |  TOTAL NUMBER   |  TOTAL NUMBER  |
                        |    OF VOTES    |    OF VOTES     |    OF VOTES     |    OF VOTES    |
  Approve               | 1,544,326.5711 | 24,333,703.8919 | 20,547,035.6656 | 3,195,444.5350 |
  Disapprove            |     7,593.8940 |    242,597.9786 |     72,601.3216 |    35,923.6468 |
  Abstain               |    10,319.7209 |    454,046.7655 |    519,039.4395 |    29,745.6002 |

Warburg Pincus Domestic Equity Funds
Shareholder Tax Information (Unaudited)
--------------------------------------------------------------------------------

     Each Fund is required by Subchapter M of the Code, to advise its shareholders within 60 days of each Fund's fiscal year end as to the U.S. federal tax status distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 1999, the following dividends and distributions per share were paid by each of the Funds:

                                        Ordinary           Long-term          % of ordinary income
                                         income          capital gains      dividends qualifying for
Fund                                    per share          per share      dividends received deduction*
--------------------                    ---------        -------------    -----------------------------
Payment Date                            12/04/98            12/04/98                 1998
Balanced                                                                             30.15
  Common Shares                         $0.0783             $1.0601
  Advisor Shares                         0.0712              1.0601

Growth & Income                                                                     100.00
  Common Shares                          0.0293              0.5322
  Advisor Shares                         0.0104              0.5322

Capital Appreciation                                                                100.00
  Common Shares                          0.0067              0.9103
  Advisor Shares                         0.0000              0.9103

     The Health Sciences Fund did not pay any ordinary income dividends or capital gain distributions during the current fiscal year. Further, the above information was provided to calendar year taxpayers on Form 1099-DIV mailed in January of 1999.

                                                                               % of ordinary income
                                                                              dividends qualifying for
Fund                                       Ordinary income                  dividends received deduction*
----                                ----------------------------            -----------------------------
Payment dates                       03/31/99, 06/30/99, 09/30/99                        1999
Balanced                                                                                35.50
  Common Shares                                0.2007
  Advisor Shares                               0.1747

Growth & Income                                                                         100.00
  Common Shares                                0.0992
  Advisor Shares                               0.0245

     Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 1999. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2000.

----------
* Available to Corporate Shareholders only.

                                     [LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874) / / www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPUSL-2-1099